Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Jun. 30, 2013
Document and Entity Information [Abstract]
Document period end date	Jun 30, 2013
Amendment flag	false
Entity registrant name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity current reporting status	Yes
Entity voluntary filers	Yes
Entity central index key	0001333141
Document type	6-K
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	302,843,085
Entity public float	$ 17,790,161,435
Document Fiscal Year Focus	2013
Document Fiscal Period Focus		Q2

Consolidated Statements of Income (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Net revenue:
Dialysis Care Revenue	$ 2,811,244,000	$ 2,675,422,000	$ 5,553,179,000	$ 5,219,481,000
Valuation Allowances and Reserves, Adjustments	67,798,000	70,303,000	131,547,000	137,162,000
Net Dialysis care revenue	2,743,446,000	2,605,119,000	5,421,632,000	5,082,319,000
Dialysis Products Revenue	869,069,000	822,854,000	1,654,804,000	1,594,409,000
Net revenue	3,612,515,000	3,427,973,000	7,076,436,000	6,676,728,000
Costs of revenue:
Dialysis Care Cost of Revenue	2,057,342,000	1,913,947,000	4,041,566,000	3,745,073,000
Dialysis Products Cost of Revenue	396,800,000	387,152,000	766,979,000	735,272,000
Cost of revenues	2,454,142,000	2,301,099,000	4,808,545,000	4,480,345,000
Gross profit	1,158,373,000	1,126,874,000	2,267,891,000	2,196,383,000
Operating expenses:
Selling, general and administrative	595,356,000	539,616,000	1,187,070,000	1,092,448,000
Research and development	30,921,000	26,938,000	61,293,000	55,460,000
Income from equity method investees	(4,416,000)	(3,858,000)	(9,224,000)	(9,355,000)
Gain on the sale of dialysis clinics	7,727,000	24,647,000	8,800,000
Operating income	544,239,000	588,825,000	1,037,552,000	1,091,791,000
Other (income) expense:
Interest income	(6,653,000)	(12,496,000)	(17,242,000)	(32,802,000)
Interest expense	109,704,000	116,691,000	224,522,000	235,877,000
Investment gain	0	12,915,000	0	139,600,000
Income before income taxes	441,188,000	497,545,000	830,272,000	1,028,316,000
Income tax expense	143,613,000	172,241,000	272,614,000	309,318,000
Net Income	297,575,000	325,304,000	557,658,000	718,998,000
Less: Net income attributable to noncontrolling interests	35,051,000	35,967,000	69,635,000	59,163,000
Net Income attributable to the Company	262,524,000	289,337,000	488,023,000	659,835,000
Earning Per Share Diluted	$ 0.85	$ 0.94	$ 1.59	$ 2.15

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Consolidated Statements of Comprehensive Income
Net Income	$ 297,575	$ 325,304	$ 557,658	$ 718,998
Other comprehensive income loss derivatives qualifying as hedges before tax	3,993	12,525	19,890	8,242
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	6,385	4,370	12,777	8,743
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(59,174)	(168,412)	(127,362)	(47,616)
Other comprehensive income loss tax	(3,232)	(4,977)	(9,914)	(23,958)
Other comprehensive income (loss), net of tax	(52,028)	(156,494)	(104,609)	(54,589)
Total comprehensive income	245,547	168,810	453,049	664,409
Comprehensive income attributable to Noncontrolling interests	34,715	35,212	67,317	59,249
Comprehensive income attributable to the Company	$ 210,832	$ 133,598	$ 385,732	$ 605,160

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 585,857	$ 688,040
Trade accounts receivable less allowance for doubtful accounts of $318,989 in 2013 and $328,893 in 2012	3,031,167	3,019,424
Accounts receivable from related parties	190,868	137,809
Inventories	1,055,099	1,036,809
Prepaid expenses and other current assets	994,777	937,761
Deferred tax asset, current	292,033	307,613
Total current assets	6,149,801	6,127,456
Property, plant and equipment, net	2,935,140	2,940,603
Intangible assets	681,264	710,116
Goodwill	11,468,599	11,421,889
Deferred tax asset, non-current	135,631	133,753
Equity Method Investments	617,430	637,373
Other assets	340,482	354,808
Total assets	22,328,347	22,325,998
Current liabilities:
Accounts payable	493,947	622,294
Accounts payable to related parties	199,285	123,350
Accrued expenses and other current liabilities	1,831,164	1,787,471
Short-term borrowings and other financial liabilities	115,322	117,850
Short-term borrowings from related parties	59,364	3,973
Current portion of long-term debt and capital lease obligations	514,118	334,747
Income tax payable, current	154,938	150,003
Deferred tax liability, current	37,409	30,303
Total current liabilities	3,405,547	3,169,991
Total long-term debt less current maturities	7,657,012	7,785,740
Other liabilities	324,338	294,569
Pension liabilities	432,060	423,361
Income tax payable, non-current	205,438	201,642
Deferred tax liability, non-current	652,612	664,001
Long term debt from related parties		56,174
Total liabilities	12,677,007	12,595,478
Noncontrolling interests subject to put provisions	541,347	523,260
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 7,066,522 shares authorized, 3,973,333 issued and outstanding as of December 31, 2012 (see note 7)	0	4,462
Common stock, no par value, 1.00 Euro nominal value, 392,462,972 shares authorized, 307,579,315 issued and 303,998,508 outstanding	380,510	374,915
Treasury Stock	248,889	0
Additional paid-in capital	3,548,973	3,491,581
Retained earnings	5,755,550	5,563,661
Accumulated other comprehensive (loss)	(594,404)	(492,113)
Total Company shareholders' equity	8,841,740	8,942,506
Minority interest	268,253	264,754
Total equity	9,109,993	9,207,260
Total liabilities and equity	$ 22,328,347	$ 22,325,998

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts	$ 318,989	$ 328,893
Preferred stock authorized	7,066,522
Preferred stock issued	3,973,333
Preferred stock outstanding	3,973,333
Common stock authorized	385,396,450
Common stock issued	302,843,085
Common stock outstanding	302,843,085

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Operating Activities:
Net Income	$ 557,658	$ 718,998
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	315,154	294,251
Change in deferred taxes, net	(6,570)	64,934
(Gain) loss on sale of fixed assets	2,546	1,004
Stock Option Compensation Expense	12,777	12,949
Cash outflow from hedging	(4,028)	(14,074)
Investment gain	0	139,600
Dividend income from equity method investees	14,751	28,979
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(62,574)	(12,498)
Inventories, net	(34,265)	(64,821)
Prepaid expenses, other current and non-current assets	28,776	124,258
Accounts receivable, related parties	(56,774)	(101,405)
Accounts payable, related parties	78,094	82,647
Accounts payable, accrued expenses and other current and non-current liabilities	(9,009)	17,328
Income tax payable	12,801	(47,012)
Net cash provided by (used in) operating activities	840,537	931,960
Investing Activities:
Purchases of property, plant and equipment	(333,642)	(277,423)
Proceeds from sale of property, plant and equipment	14,796	3,664
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(101,809)	(1,748,179)
Proceeds from divestitures	17,824	228,206
Net cash (used in) provided by investing activities	(402,831)	(1,793,732)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	64,703	57,332
Repayments of short-term borrowings and other financial liabilities	(62,148)	(67,162)
Proceeds from short-term borrowings from related parties	4,203	38,907
Repayments of short-term borrowings from related parties	(5,819)	(13,743)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs and other hedging costs of $156,406 in 2012)	203,080	2,028,913
Repayments of long-term debt and capital lease obligations	(169,796)	(555,746)
Increase (decrease) of accounts receivable securitization program	23,000	(82,500)
Proceeds from exercise of stock options	36,142	22,748
Payment of dividends [N]	(296,134)	(271,733)
Purchase of treasury stock	(230,654)	0
Distributions to Noncontrolling interests	(117,855)	(79,334)
Contributions from noncontrolling interests	27,157	11,763
Cash provided by (used in) financing activities	(524,121)	1,089,445
Effect of exchange rate changes on cash and cash equivalents	(15,768)	(7,587)
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	(102,183)	220,086
Cash and cash equivalents at beginning of period	688,040	457,292
Cash and cash equivalents at end of period	$ 585,857	$ 677,378

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Treasury Stock Equity	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]
Shareholders equity at Dec. 31, 2011	$ 8,061,017	$ 4,452	$ 371,649		$ 3,362,633	$ 4,648,585	$ (485,767)	$ 7,901,552
Shares issued at Dec. 31, 2011		3,965,691	300,164,922
Proceeds from exercise of options and related tax effects	113,786	10	3,266		110,510			113,786	159,465
Shares from exercise of options and related tax effects		7,642	2,574,836
Compensation expense related to stock options	26,476				26,476			26,476
Dividends paid	271,733					271,733		271,733
Minority interest increase from stock issuance	59,787				(26,918)			(26,918)	86,705
Minority interest decrease from distributions to noncontrolling interest holders	26,428								26,428
Changes in fair value of noncontrolling interests	18,880				18,880			18,880
Comprehensive income net of tax including portion attributable to noncontrolling interest abstract
Other comprehensive income loss net of tax period increase decrease less amounts attributable to noncontrolling interests subject to put provisions	(6,784)						(6,346)	(6,346)	(438)
Profit loss less amounts attributable to noncontrolling interests subject to put provisions	1,232,259					1,186,809		1,186,809	45,450
Comprehensive income net of tax including portion attributable to noncontrolling interest less amounts attributable to noncontrolling interests subject to put provisions	1,225,475							1,180,463	45,012
Shareholders equity at Dec. 31, 2012	9,207,260				3,491,581	5,563,661	(492,113)	8,942,506	264,754
Proceeds from exercise of options and related tax effects	35,839	3	1,130		34,706			35,839
Shares from exercise of options and related tax effects	2,200		864,024
Proceeds from conversion of preference shares	35,316	(4,465)	4,465		35,316			35,316
Preference share conversion		(3,975,533)	3,975,533
Compensation expense related to stock options	(12,777)				(12,777)			(12,777)
Dividends paid	296,134					296,134
treasury stock value	(248,889)			(3,580,807)
treasury stock shares				(248,889)
Minority interest increase from stock issuance	(10,111)				(15,074)			(15,074)	4,963
Minority interest decrease from distributions to noncontrolling interest holders	(20,121)							296,134	(20,121)
Changes in fair value of noncontrolling interests	(10,333)				(10,333)			(10,333)
Comprehensive income net of tax including portion attributable to noncontrolling interest abstract
Other comprehensive income loss net of tax period increase decrease less amounts attributable to noncontrolling interests subject to put provisions	(104,457)						(102,291)	(102,291)	(2,166)
Profit loss less amounts attributable to noncontrolling interests subject to put provisions	508,846					488,023		488,023	20,823
Comprehensive income net of tax including portion attributable to noncontrolling interest less amounts attributable to noncontrolling interests subject to put provisions	404,389							385,732	18,657
Shareholders equity at Jun. 30, 2013	$ 9,109,993	$ 0	$ 380,510	$ (248,889)	$ 3,548,973	$ 5,755,550	$ (594,404)	$ 8,841,740	$ 268,253
Shares issued at Jun. 30, 2013		0

The Company, Basis of Presentation, Healthcare Reform and Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
The Company and Basis of Presentation

1. The Company and Basis of Presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world's largest kidney dialysis company, operating in both the field of dialysis care and the field of dialysis products for the treatment of end-stage renal disease (“ESRD”). The Company's dialysis care business, in addition to providing dialysis treatments, includes pharmacy services and vascular access surgery services (together, the “Expanded Services”). The Company's dialysis products business includes manufacturing and distributing products and equipment for the treatment of ESRD. The Company's dialysis business is vertically integrated, providing dialysis treatment at dialysis clinics it owns or operates and supplying these clinics with a broad range of products. In addition, the Company sells dialysis products to other dialysis service providers. Fresenius Medical Care Holdings, Inc. (“FMCH”), located in the United States and our largest subsidiary also provides laboratory testing services, and inpatient dialysis services as well as other services under contract to hospitals.

In these unaudited consolidated financial statements, “FMC-AG & Co. KGaA,” or the “Company,” “we,” “us” or “our” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires. The term “North America Segment” refers to the North America operating segment. The term “International Segment” refers to the combined Europe, Middle East, Africa and Latin America (“EMEALA”) operating segment and Asia-Pacific operating segment.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements at June 30, 2013 and for the three and six months ended June 30, 2013 and 2012 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company's 2012 Annual Report on Form 20-F. The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

The accounting policies applied in the accompanying consolidated financial statements are the same as those applied in the consolidated financial statements at and for the year ended December 31, 2012, contained in the Company's 2012 Annual Report on Form 20-F.

The results of operations for the three and six-month periods ended June 30, 2013 are not necessarily indicative of the results of operations for the year ending December 31, 2013.

Acquisition of Liberty Dialysis Holdings	6 Months Ended
Jun. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Acquisition of Liberty Dialysis Holdings [Text Block]

2. Acquisition of Liberty Dialysis Holdings, Inc.

On February 28, 2012, the Company acquired 100% of the equity of Liberty Dialysis Holdings, Inc. (“LD Holdings”), the owner of Liberty Dialysis and owner of a 51% stake in Renal Advantage Partners, LLC (the “Liberty Acquisition”). The Company accounted for this transaction as a business combination and finalized the acquisition accounting on February 28, 2013.

Total consideration for the Liberty Acquisition was $2,181,358, consisting of $1,696,659 cash, net of cash acquired and $484,699 non-cash consideration. Accounting standards for business combinations require previously held equity interests to be fair valued at the time of the acquisition with the difference to book value to be recognized as a gain or loss in income. Prior to the Liberty Acquisition, the Company had a 49% equity investment in Renal Advantage Partners, LLC, the fair value of which, $201,915, was included as part of the non-cash consideration. The fair value was determined based on the discounted cash flow method, utilizing a discount rate of approximately 13%. In addition to the Company's investment, it also had a loan receivable from Renal Advantage Partners, LLC of $279,793, at a fair value of $282,784, which was retired as part of the transaction.

The following table summarizes the final fair values of assets acquired and liabilities assumed at the date of the acquisition. Any adjustments to acquisition accounting from December 31, 2012 until finalization, net of related income tax effects, were recorded with a corresponding adjustment to goodwill:

Assets held for sale	$164,068
Trade accounts receivable	149,219
Other current assets	17,458
Deferred tax assets	14,932
Property, plant and equipment	168,335
Intangible assets and other assets	84,556
Goodwill	2,003,465
Accounts payable, accrued expenses and other current liabilities	(105,403)
Income tax payable and deferred taxes	(33,597)
Short-term borrowings, other financial liabilities, long-term debt and capital lease obligations	(72,101)
Other liabilities	(39,923)
Noncontrolling interests (subject and not subject to put provisions)	(169,651)

Total acquisition cost	$2,181,358

Less non-cash contributions at fair value
Investment at acquisition date	(201,915)
Long-term Notes Receivable	(282,784)
Total non-cash items	$(484,699)
Net Cash paid	$1,696,659

The amortizable intangible assets acquired in this acquisition have weighted average useful lives of 6-8 years.

Goodwill in the amount of $2,003,465 was acquired as part of the Liberty Acquisition and was allocated to the North America Segment. Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill arises principally due to the fair value placed on an estimated stream of future cash flows versus building a similar franchise. Of the goodwill recognized in this acquisition, approximately $436,000 is expected to be deductible for tax purposes and amortized over a 15 year period.

The noncontrolling interests acquired as part of the acquisition are stated at fair value based upon contractual multiples typically utilized by the Company for such arrangements as well as the Company's overall experience

The fair valuation of the Company's investment at the time of the Liberty Acquisition resulted in a non-taxable gain of $139,600. The retirement of the loan receivable resulted in a benefit of $8,501.

Divestitures

In connection with the Federal Trade Commission's consent order relating to the Liberty Acquisition, the Company agreed to divest a total of 62 renal dialysis centers. 61 clinics were sold by the end of the second quarter of 2012, 24 of which were FMC-AG & Co. KGaA clinics which generated a gain of $33,490. This gain was subsequently finalized in the amount of $33,455 during the period ended December 31, 2012 and included in the Consolidated Statements of Income. In the second quarter of 2013, the remaining clinic was sold for a gain of $7,705. The 38 clinics acquired and subsequently sold were categorized as Assets held for sale in the table above at the time of the Liberty Acquisition.

Acquisition of Liberty Dialysis Holdings- Pro Forma	6 Months Ended
Jun. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Acquisition Of Liberty Dialysis Holding [TextBlock]

Pro Forma Financial Information

The following financial information, on a pro forma basis, reflects the consolidated results of operations as if the Liberty Acquisition and the divestitures described above had been consummated on January 1, 2011. The pro forma information includes adjustments primarily for elimination of the investment gain and the gain from the retirement of debt. The pro-forma financial information is not necessarily indicative of the results of operations as it would have been had the transactions been consummated on January 1, 2011.

	For the three months ended June 30,	For the six months ended June 30,
	2012	2012

Net revenue	$3,420,560	$6,782,198
Net income attributable to shareholders of FMC-AG & Co. KGaA	266,093	529,400
Income per ordinary share
Basic	$0.87	$1.74
Fully diluted	$0.87	$1.73

Related Party Transactions	6 Months Ended
Jun. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

3. Related Party Transactions

The Company's parent, Fresenius SE & Co. KGaA (“Fresenius SE”), a German partnership limited by shares, owns 100% of the share capital of Fresenius Medical Care Management AG, the Company's general partner (“General Partner”). Fresenius SE, the Company's largest shareholder, owns approximately 31.0% of the Company's voting shares at June 30, 2013, excluding the shares purchased through the share buyback program as they are not considered to be outstanding, voting shares (see Note 7, Earnings Per Share).

a)       Service and Lease Agreements

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. In 2013, the Company entered into a new information technology services agreement for the next five years, expiring in 2018, which has an automatic continuation for an additional 5 year period with short-term continuations thereafter unless either party terminates the agreement as of the end of the then-current term. The Company has complied with all corporate governance procedures for this agreement (for information on corporate governance, see Item 16G, “Corporate Governance” in our Annual Report on Form 20-F for the year ended December 31, 2012). During the six-month ended June 30, 2013 and 2012, amounts charged by Fresenius SE to the Company under the terms of these agreements were $57,253 and $38,418, respectively. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. The Company charged $3,387 and $3,184 for services rendered to the Fresenius SE Companies during the first six months of 2013 and 2012 respectively.

Under real estate operating lease agreements entered into with the Fresenius SE Companies, which are leases for the corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany, the Company paid the Fresenius SE Companies $13,317 and $12,660 during the six months ended June 30, 2013 and 2012, respectively. The majority of the leases expire in 2016 and contain renewal options.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the General Partner's management board. The aggregate amount reimbursed to the General Partner was $9,136 and $6,453, respectively, for its management services during the six months ended June 30, 2013 and 2012.

b)       Products

For the first six months of 2013 and 2012, the Company sold products to the Fresenius SE Companies for $15,598 and $12,646, respectively. During the same periods, the Company made purchases from the Fresenius SE Companies in the amount of $22,066 and $24,488, respectively.

In addition to the purchases noted above, the Company currently purchases heparin supplied by Fresenius Kabi USA, Inc. (“Kabi USA”), through an independent group purchasing organization (“GPO”). Kabi USA is wholly-owned by Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. During the six-month ended June 30, 2013 and 2012, FMCH, a 100% owned subsidiary of the Company and its principal North American subsidiary, acquired approximately $8,864 and $8,565, respectively, of heparin from Kabi USA, through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

c)       Financing Provided by and to Fresenius SE and the General Partner

The Company receives short-term financing from and provides short-term financing to Fresenius SE. The Company also utilizes Fresenius SE's cash management system for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties.

At June 30, 2013, the Company provided a loan to Fresenius SE of €22,600 ($29,561 at June 30, 2013) at an interest rate of 1.371%, due and paid on July 2, 2013.

On August 19, 2009, the Company borrowed €1,500 ($1,962 at June 30, 2013) from the General Partner at 1.335%. The loan repayment has been extended periodically and is currently due August 20, 2013 at an interest rate of 2.132%.

At June 30, 2013, the Company had a Chinese Yuan Renminbi (“CNY”) loan of 352,313 ($57,402 at June 30, 2013) outstanding with a subsidiary of Fresenius SE at an interest rate of 6.1% and a maturity date of May 23, 2014.

d) Other

The Company, at June 30, 2013, had a receivable from Fresenius SE in the amount of €4,791 ($6,267 at June 30, 2013) resulting from being a party to a German trade tax group agreement with Fresenius SE for the fiscal years 1997-2001.

Inventories	6 Months Ended
Jun. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Inventories

4. Inventories

At June 30, 2013 and December 31, 2012, inventories consisted of the following:

	June 30, 2013	December 31, 2012
Finished goods	$644,376	$627,338
Raw materials and purchased components	179,242	171,373
Health care supplies	143,233	154,840
Work in process	88,248	83,258
Inventories	$1,055,099	$1,036,809

Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	6 Months Ended
Jun. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

5. Short-Term Borrowings and Short-Term Borrowings from Related Parties

At June 30, 2013 and December 31, 2012, short-term borrowings and short-term borrowings from related parties consisted of the following:

	June 30, 2013	December 31, 2012
Borrowings under lines of credit	$115,322	$117,850
Short-term borrowings from related parties (see Note 3.c.)	59,364	3,973
Short-term borrowings and Short-term borrowings from related parties	$174,686	$121,823

Long-term Debt and Capital Lease Obligations	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Jun. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations
	Maximum Amount Available June 30, 2013		Balance Outstanding June 30, 2013

Revolving Credit USD	$600,000	$600,000	$101,512	$101,512
Revolving Credit EUR	€500,000	$654,000	€100,000	$130,800
Term Loan A	$2,600,000	$2,600,000	$2,600,000	$2,600,000
		$3,854,000		$2,832,312

	Maximum Amount Available December 31, 2012		Balance Outstanding December 31, 2012

Revolving Credit USD	$600,000	$600,000	$59,340	$59,340
Revolving Credit EUR	€500,000	$659,700	€-	$-
Term Loan A	$2,600,000	$2,600,000	$2,600,000	$2,600,000
		$3,859,700		$2,659,340

6. Long-Term Debt and Capital Lease Obligations and Long-Term Debt from Related Parties

At June 30, 2013 and December 31, 2012, long-term debt and capital lease obligations and long-term debt from related parties consisted of the following:

	June 30, 2013	December 31, 2012

2012 Credit Agreement	$2,832,312	$2,659,340
Senior Notes	4,730,687	4,743,442
Euro Notes	44,145	51,951
European Investment Bank Agreements	231,926	324,334
Accounts receivable facility	185,000	162,000
Capital lease obligations	13,772	15,618
Other	133,288	163,802
Long-term debt and capital lease obligations	8,171,130	8,120,487
Less current maturities	(514,118)	(334,747)
Long-term debt and capital lease obligations, less current portion	7,657,012	7,785,740
Long-term debt from related parties	-	56,174
Long-term debt and capital lease obligations and long-term debt from related parties	$7,657,012	$7,841,914

2012 Credit Agreement

The following table shows the available and outstanding amounts under the 2012 Credit Agreement at June 30, 2013 and at December 31, 2012:

In addition, at June 30, 2013 and December 31, 2012, the Company had letters of credit outstanding in the amount of $ 11,065 and $ 77,188 , respectively, under the revolving credit facility, which are not included above as part of the balance outstanding, but reduce the available borrowings under the revolving credit facility.

Accounts Receivable Facility Letters of Credit

The Company also had letters of credit outstanding under the accounts receivable facility in the amount of $ 65,622 as of June 30, 2013. These letters of credit are not included above as part of the balance outstanding at June 30, 2013; however, they reduce available borrowings under the accounts receivable facility.

Earnings Per Share	6 Months Ended
Jun. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

7. Earnings Per Ordinary Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per ordinary share computations for the three- and six-month ended June 30, 2013 and 2012:

	For the three months ended June 30,		For the six months ended June 30,

	2013	2012	2013	2012
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$262,524	$289,337	$488,023	$659,835
less:
Dividend preference on Preference shares	-	25	-	51
Income available to all classes of shares	$262,524	$289,312	$488,023	$659,784

Denominators:
Weighted average number of:
Ordinary shares outstanding	302,409,369	300,415,725	302,590,288	300,310,425
Preference shares outstanding	3,842,900	3,966,600	3,907,756	3,966,301
Total weighted average shares outstanding	306,252,269	304,382,325	306,498,044	304,276,726
Potentially dilutive Ordinary shares	1,362,863	2,405,628	1,247,741	2,372,829
Potentially dilutive Preference shares	-	18,019	-	18,145
Total weighted average Ordinary shares outstanding assuming dilution	303,772,232	302,821,353	303,838,029	302,683,254
Total weighted average Preference shares outstanding assuming dilution	3,842,900	3,984,619	3,907,756	3,984,446

Basic income per Ordinary share	$0.86	$0.95	$1.59	$2.17
Fully diluted income per Ordinary share	$0.85	$0.94	$1.59	$2.15

On May 16, 2013, the Company held its Annual General Meeting and a separate Preference Shareholder Meeting during which resolutions on the conversion of the preference shares to ordinary shares were passed. The preference share conversion was affected on June 28, 2013 with 3,975,533 preference shares in the amount of €3,976 ($4,465) converted on a 1:1 basis to ordinary shares. In addition, 32,006 options associated with the preference shares were converted for options associated with ordinary shares.

On July 5, 2013, the Company received a €27,000 ($35,316) premium from the largest preference shareholder for the conversion of their preference shares to ordinary shares. At June 30, 2013, this amount was recorded as a short-term receivable with a corresponding increase recorded in equity.

Additionally, the Company announced the share buy-back program. The Company intends to repurchase ordinary shares in an aggregate value of up to €385,000 (approximately $500,000). This program is expected to run into the third quarter of 2013. At June 30, 2013, 3,580,807 shares were repurchased in the amount of €189,876 ($248,889). These shares are restricted treasury stock which means there are no associated dividends or voting rights. These treasury shares will be used to serve the sole purposes of either reducing the registered share capital of the Company by cancellation of the acquired shares, or fulfilling employee participation programs of the Company.

The following tabular disclosure provides the shares repurchased during the second quarter of 2013:

Period	Average price paid per share	Average price paid per share(1)	Total number of shares purchased as part of publicly announced plans or programs	Total Value of Shares Repurchased(4)	Total Value of Shares Repurchased(2), (4)	Maximum value of shares that may yet be purchased under plans or programs as of the end of the period(3)
	in €	in $		in €	in $	in €	in $
				in thousands
May 2013	€52.96	$68.48	1,078,255	€57,107	$73,842	€327,910	$426,480
June 2013	€53.05	$69.95	2,502,552	€132,769	$175,047	€195,165	$255,276
Total	€53.03	$69.51	3,580,807	€189,876	$248,889

(1) The dollar value is calculated using the daily exchange rate for the share repurchases made during the month.
(2) The value of the shares repurchased in Dollar is calculated using the total value of the shares purchased in Euro converted using the daily exchange rate for the transactions.
(3) The maximum Dollar value of the shares remaining is calculated using the maximum Euro value of shares that may yet be repurchased converted at the end of the month spot rate.
(4) This amount is inclusive of fees paid in the amount of approximately $53 (€ 41) for services rendered.

Employee Benefit Plans	6 Months Ended
Jun. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

8. Employee Benefit Plans

The Company currently has two principal pension plans, one for German employees, the other covering employees in the United States, the latter of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. As there is no legal requirement in Germany to fund defined benefit plans, the Company's pension obligations in Germany are unfunded. Each year FMCH contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended.

The following table provides the calculations of net periodic benefit cost for the three- and six-months ended June 30, 2013 and 2012, respectively.

	Three months ended June 30,		Six months ended June 30,

	2013	2012	2013	2012
Components of net periodic benefit cost:
Service cost	$3,818	$2,645	$7,669	$5,337
Interest cost	6,735	6,446	13,495	12,938
Expected return on plan assets	(3,400)	(3,825)	(6,800)	(7,650)
Amortization of unrealized losses	6,385	4,370	12,777	8,743
Net periodic benefit costs	$13,538	$9,636	$27,141	$19,368

Noncontrolling Interests Subject to Put Provisions	6 Months Ended
Jun. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Noncontrolling Interests Subject to Put Provisions

9. Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, the development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

At June 30, 2013 and December 31, 2012, the Company's potential obligations under these put options were $541,347 and $523,260, respectively, of which, at June 30, 2013, $208,239 were exercisable. No put options were exercised during the first six months of 2013.

Following is a roll forward of noncontrolling interests subject to put provisions for the six months ended June 30, 2013 and the year ended December 31, 2012:

	June 30, 2013	December 31, 2012

Beginning balance as of January 1,	$523,260	$410,491
Contributions to noncontrolling interests	(56,330)	(114,536)
Purchase/ sale of noncontrolling interests	10,515	134,643
Contributions from noncontrolling interests	4,909	16,565
Changes in fair value of noncontrolling interests	10,333	(18,880)
Net income	48,812	94,718
Other comprehensive income (loss)	(152)	259
Ending balance as of June 30, 2013 and December 31, 2012	$541,347	$523,260

Patient Service Revenue	6 Months Ended
Jun. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Patient Service Revenue Text Block 1 [Text Block]

10. Sources of Revenue

Below is a table showing the sources of our U.S. patient service revenue (net of contractual allowance and discounts but before patient service bad debt provision), included in the Company's dialysis care revenue, for the six months ended June 30, 2013 and 2012. Outside of the U.S., the Company does not recognize patient service revenue at the time the services are rendered without assessing the patient's ability to pay. Accordingly, the additional disclosure requirements introduced with ASU 2011-07 only apply to the U.S. patient service revenue.

	For the six months ended June 30,
	2013	2012

Medicare ESRD program	$2,131,095	$1,926,433
Private/alternative payors	1,865,556	1,775,378
Medicaid and other government sources	186,059	194,154
Hospitals	209,517	201,709
Total patient service revenue	$4,392,227	$4,097,674

Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

Legal and Regulatory Matters

The Company is routinely involved in numerous claims, lawsuits, regulatory and tax audits, investigations and other legal matters arising, for the most part, in the ordinary course of its business of providing healthcare services and products. Legal matters that the Company currently deems to be material are described below. For the matters described below in which the Company believes a loss is both reasonably possible and estimable, an estimate of the loss or range of loss exposure is provided. For the other matters described below, the Company believes that the loss probability is remote and/or the loss or range of possible losses cannot be reasonably estimated at this time. The outcome of litigation and other legal matters is always difficult to predict accurately and outcomes that are not consistent with the Company's view of the merits can occur. The Company believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that the resolution of one or more of the legal matters currently pending or threatened could have a material adverse effect on its business, results of operations and financial condition.

Commercial Litigation

The Company was originally formed as a result of a series of transactions it completed pursuant to the Agreement and Plan of Reorganization dated as of February 4, 1996, by and between W.R. Grace & Co. and Fresenius SE (the "Merger"). At the time of the Merger, a W.R. Grace & Co. subsidiary known as W.R. Grace & Co.-Conn. had, and continues to have, significant liabilities arising out of product-liability related litigation (including asbestos-related actions), pre-Merger tax claims and other claims unrelated to National Medical Care, Inc. (“NMC”), which was W.R. Grace & Co.'s dialysis business prior to the Merger. In connection with the Merger, W.R. Grace & Co.-Conn. agreed to indemnify the Company, FMCH, and NMC against all liabilities of W.R. Grace & Co., whether relating to events occurring before or after the Merger, other than liabilities arising from or relating to NMC's operations. W.R. Grace & Co. and certain of its subsidiaries filed for reorganization under Chapter 11 of the U.S. Bankruptcy Code (the “Grace Chapter 11 Proceedings”) on April 2, 2001.

Prior to and after the commencement of the Grace Chapter 11 Proceedings, class action complaints were filed against W.R. Grace & Co. and FMCH by plaintiffs claiming to be creditors of W.R. Grace & Co.-Conn., and by the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate in the Grace Chapter 11 Proceedings, alleging, among other things that the Merger was a fraudulent conveyance, violated the uniform fraudulent transfer act and constituted a conspiracy. All such cases have been stayed and transferred to or are pending before the U.S. District Court as part of the Grace Chapter 11 Proceedings.

In 2003, the Company reached agreement with the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate and W.R. Grace & Co. in the matters pending in the Grace Chapter 11 Proceedings for the settlement of all fraudulent conveyance and tax claims against it and other claims related to the Company that arise out of the bankruptcy of W.R. Grace & Co. Under the terms of the settlement agreement as amended (the “Settlement Agreement”), fraudulent conveyance and other claims raised on behalf of asbestos claimants will be dismissed with prejudice and the Company will receive protection against existing and potential future W.R. Grace & Co. related claims, including fraudulent conveyance and asbestos claims, and indemnification against income tax claims related to the non-NMC members of the W.R. Grace & Co. consolidated tax group upon confirmation of a W.R. Grace & Co. bankruptcy reorganization plan that contains such provisions. Under the Settlement Agreement, the Company will pay a total of $115,000 without interest, which has previously been accrued and is included on the Company's Consolidated Balance Sheets, to the W.R. Grace & Co. bankruptcy estate, or as otherwise directed by the Court, upon plan confirmation. No admission of liability has been or will be made. While the Company believes this accrual reasonably estimates its currently anticipated costs related to the continued defense and resolution of this matter, no assurances can be given that its actual costs incurred will not exceed the amount of this accrual. The Settlement Agreement has been approved by the U.S. District Court. In January and February 2011, the U.S. Bankruptcy Court entered orders confirming the plan of reorganization and the confirmation orders were affirmed by the U.S. District Court on January 31, 2012. Multiple parties have appealed to the Third Circuit Court of Appeals and the plan of reorganization will not be implemented until the appeals are finally resolved.

Subsequent to the Merger, W.R. Grace & Co. was involved in a multi-step transaction involving Sealed Air Corporation (“Sealed Air,” formerly known as Grace Holding, Inc.). The Company is engaged in litigation with Sealed Air to confirm its entitlement to indemnification from Sealed Air for all losses and expenses incurred by the Company relating to pre-Merger tax liabilities and Merger-related claims. Under the Settlement Agreement, upon final confirmation of a plan of reorganization that satisfies the conditions of the Company's payment obligation, this litigation will be dismissed with prejudice.

On April 4, 2003, FMCH filed a suit in the U. S. District Court for the Northern District of California, styled Fresenius USA, Inc., et al., v. Baxter International Inc., et al., Case No. C 03-1431, seeking a declaratory judgment that FMCH does not infringe patents held by Baxter International Inc. and its subsidiaries and affiliates (“Baxter”), that the patents are invalid, and that Baxter is without right or authority to threaten or maintain suit against FMCH for alleged infringement of Baxter's patents. In general, the asserted patents concern the use of touch screen interfaces for hemodialysis machines. Baxter filed counterclaims against FMCH seeking more than $140,000 in monetary damages and injunctive relief, and alleging that FMCH willfully infringed on Baxter's patents. On July 17, 2006, the court entered judgment on a jury verdict in favor of FMCH finding all asserted claims of Baxter patents invalid as obvious and/or anticipated in light of prior art.

On February 13, 2007, the court granted Baxter's motion to set aside the jury's verdict in favor of FMCH and reinstated the patents and entered judgment of infringement. Following a trial on damages, the court entered judgment on November 6, 2007 in favor of Baxter on a jury award of $14,300. On April 4, 2008, the court denied Baxter's motion for a new trial, established a royalty payable to Baxter of 10% of the sales price for continuing sales of FMCH's 2008K hemodialysis machines and 7% of the sales price of related disposables, parts and service beginning November 7, 2007, and enjoined sales of the touchscreen-equipped 2008K machine effective January 1, 2009. The Company appealed the court's rulings to the United States Court of Appeals for the Federal Circuit (“Federal Circuit”). On September 10, 2009, the Federal Circuit reversed the district court's decision and determined that the asserted claims in two of the three patents at issue are invalid. As to the third patent, the Federal Circuit affirmed the district court's decision; however, the Court also vacated the injunction and award of damages. These issues were remanded to the District Court for reconsideration in light of the invalidity ruling on most of the claims. As a result, FMCH is no longer required to fund the court-approved escrow account set up to hold the royalty payments ordered by the district court. Funds of $70,000 were contributed to the escrow fund. Upon remand, the district court reduced the post verdict damages award to $10,000 and $61,000 of the escrowed funds was returned to FMCH. In the parallel reexamination of the last surviving patent, the U.S. Patent and Trademark Office (“USPTO”) and the Board of Patent Appeals and Interferences ruled that the remaining Baxter patent is invalid. On May 17, 2012 the Federal Circuit affirmed the USPTO's ruling and invalidated the final remaining Baxter patent. The Federal Circuit issued a mandate to the USPTO to cancel the claims of the last remaining asserted Baxter HD patent. Baxter appealed to the Federal Circuit claiming that approximately $20,000 of damages awarded to it by the District Court before the Federal Circuit affirmed the USPTO ruling constitutes a final judgment that may be collected. On July 2, 2013, the Federal Circuit denied Baxter's appeal and ordered the District Court to dismiss the case.

On August 27, 2012, Baxter filed suit in the U.S. District Court for the Northern District of Illinois, styled Baxter International Inc., et al., v. Fresenius Medical Care Holdings, Inc., Case No. 12-cv-06890, alleging that the Company's LibertyTM cycler infringes certain U.S. patents that were issued to Baxter between October 2010 and June 2012. The Company believes it has valid defenses to these claims, and will defend this litigation vigorously.

On April 5, 2013, the U.S. Judicial Panel on Multidistrict Litigation ordered that lawsuits filed in various federal courts alleging wrongful death and personal injury claims against FMCH and certain of its affiliates relating to FMCH's dialysate concentrate products NaturaLyte® and Granuflo® be transferred and consolidated for pretrial management purposes into a consolidated multidistrict litigation in the United States District Court for the District of Massachusetts, styled In Re: Fresenius Granuflo/Naturalyte Dialysate Products Liability Litigation, Case No. 2013-md-02428. These lawsuits allege generally that inadequate labeling and warnings for these products caused harm to patients. In addition, similar cases have been filed in other courts that will not be formally consolidated with the federal multidistrict litigation. FMCH believes that these lawsuits are without merit, and will defend them vigorously.

Other Litigation and Potential Exposures

On February 15, 2011, a qui tam relator's complaint under the False Claims Act against FMCH was unsealed by order of the United States District Court for the District of Massachusetts and served by the relator. The United States has not intervened in the case United States ex rel. Chris Drennen v. Fresenius Medical Care Holdings, Inc., 2009 Civ. 10179 (D. Mass.). The relator's complaint, which was first filed under seal in February 2009, alleges that the Company seeks and receives reimbursement from government payors for serum ferritin and hepatitis B laboratory tests that are medically unnecessary or not properly ordered by a physician. On March 6, 2011, the United States Attorney for the District of Massachusetts issued a Civil Investigative Demand seeking the production of documents related to the same laboratory tests that are the subject of the relator's complaint. FMCH has cooperated fully in responding to the Civil Investigative Demand, and will vigorously contest the relator's complaint.

On June 29, 2011, FMCH received a subpoena from the United States Attorney for the Eastern District of New York (“E.D.N.Y.”). On December 6, 2011, a single Company facility in New York received a subpoena from the Office of the Inspector General of the Department of Health and Human Services that was substantially similar to the one issued by the U.S. Attorney for the E.D.N.Y. These subpoenas are part of a criminal and civil investigation into relationships between retail pharmacies and outpatient dialysis facilities in the State of New York and into the reimbursement under government payor programs in New York for medications provided to patients with ESRD. Among the issues encompassed by the investigation is whether retail pharmacies may have provided or received compensation from the New York Medicaid program for pharmaceutical products that should be provided by the dialysis facilities in exchange for the New York Medicaid payment to the dialysis facilities. The Company has cooperated in the investigation.

Civil investigative demands were issued under the supervision of the United States Attorneys for Rhode Island and Connecticut to American Access Care LLC (AAC) and certain affiliated entities prior to the Company's acquisition of AAC in October 2011. In March 2012, a third subpoena was issued under the supervision of the United States Attorney for the Southern District of Florida (Miami). In May 2013, a fourth subpoena was served by the United States Attorney for the Eastern District of Virginia (Richmond). Also in May 2013, updated document productions were requested by the US Attorneys for Rhode Island and Connecticut. Although the subpoenas cover a wide range of documents and activities of AAC, the focus of the investigation is procedure coding and related billing practices and procedures. The Company has assumed responsibility for responding to the subpoenas and is cooperating fully with the United States Attorneys.

The Company has received communications alleging certain conduct in certain countries outside the U.S. and Germany that may violate the U.S. Foreign Corrupt Practices Act (“FCPA”) or other anti-bribery laws.   In response to the allegations, the Audit and Corporate Governance Committee of the Company's Supervisory Board is conducting an internal review with the assistance of independent counsel retained for such purpose.  The Company voluntarily advised the U.S. Securities and Exchange Commission and the U.S. Department of Justice that allegations have been made and of the Company's internal review. The Company's independent counsel, in conjunction with the Company's Compliance department, have reviewed the Company's anti-corruption compliance program, including internal controls related to compliance with international anti-bribery laws, and appropriate enhancements are being implemented. The Company is fully committed to FCPA compliance. It cannot predict the final outcome of its review.

In December 2012 and January 2013, FMCH received subpoenas from the United States Attorneys for the District of Massachusetts and the Western District of Louisiana requesting production of a range of documents relating to products manufactured by FMCH, including the Granuflo® and Naturalyte® dialysate concentrate products. FMCH is cooperating fully in responding to these subpoenas.

The Company filed claims for refunds contesting the Internal Revenue Service's (“IRS”) disallowance of FMCH's civil settlement payment deductions taken by FMCH in prior year tax returns. As a result of a settlement agreement with the IRS, the Company received a partial refund in September 2008 of $37,000, inclusive of interest and preserved its right to pursue claims in the United States Courts for refunds of all other disallowed deductions, which totaled approximately $126,000. On December 22, 2008, the Company filed a complaint for complete refund in the United States District Court for the District of Massachusetts, styled as Fresenius Medical Care Holdings, Inc. v. United States. On August 15, 2012, a jury entered a verdict for FMCH granting additional deductions of $95,000. On May 31, 2013, the District Court entered final judgment for FMCH in the amount of $50,400. On July 18, 2013, the District Court denied the IRS's post trial motion seeking to set aside the verdict and judgment and closed the file. The IRS may appeal to the Court of Appeals for the First Circuit (Boston).

From time to time, the Company is a party to or may be threatened with other litigation or arbitration, claims or assessments arising in the ordinary course of its business. Management regularly analyzes current information including, as applicable, the Company's defenses and insurance coverage and, as necessary, provides accruals for probable liabilities for the eventual disposition of these matters.

The Company, like other healthcare providers, conducts its operations under intense government regulation and scrutiny. It must comply with regulations which relate to or govern the safety and efficacy of medical products and supplies, the marketing and distribution of such products, the operation of manufacturing facilities, laboratories and dialysis clinics, and environmental and occupational health and safety. With respect to its development, manufacture, marketing and distribution of medical products, if such compliance is not maintained, the Company could be subject to significant adverse regulatory actions by the FDA and comparable regulatory authorities outside the U.S. These regulatory actions could include warning letters or other enforcement notices from the FDA and/or comparable foreign regulatory authority, which may require the Company to expend significant time and resources in order to implement appropriate corrective actions. If warning letters or other enforcement notices are not addressed by the Company to the satisfaction of the FDA and/or comparable regulatory authorities outside the U.S., these regulatory authorities could take additional actions, including product recalls injunctions against the distribution of products or operation of manufacturing plants, civil penalties, seizures of the Company's products and/or criminal prosecution. The Company must also comply with the laws of the United States, including the federal Anti-Kickback Statute, the federal False Claims Act, the federal Stark Law and the federal Foreign Corrupt Practices Act as well as other federal and state fraud and abuse laws. Applicable laws or regulations may be amended, or enforcement agencies or courts may make interpretations that differ from the Company's interpretations or the manner in which it conducts its business. Enforcement has become a high priority for the federal government and some states. In addition, the provisions of the False Claims Act authorizing payment of a portion of any recovery to the party bringing the suit encourage private plaintiffs to commence “qui tam” or “whistle blower” actions. In May 2009, the scope of the False Claims Act was expanded and additional protections for whistle blowers and procedural provisions to aid whistle blowers' ability to proceed in a False Claims Act case were added. By virtue of this regulatory environment, the Company's business activities and practices are subject to extensive review by regulatory authorities and private parties, and continuing audits, investigative demands, subpoenas, other inquiries, claims and litigation relating to the Company's compliance with applicable laws and regulations. The Company may not always be aware that an inquiry or action has begun, particularly in the case of “whistle blower” actions, which are initially filed under court seal.

The Company operates many facilities throughout the United States and other parts of the world. In such a decentralized system, it is often difficult to maintain the desired level of oversight and control over the thousands of individuals employed by many affiliated companies. The Company relies upon its management structure, regulatory and legal resources, and the effective operation of its compliance program to direct, manage and monitor the activities of these employees. On occasion, the Company may identify instances where employees or other agents deliberately, recklessly or inadvertently contravene the Company's policies or violate applicable law. The actions of such persons may subject the Company and its subsidiaries to liability under the Anti-Kickback Statute, the Stark Law, the False Claims Act and the Foreign Corrupt Practices Act, among other laws and comparable laws of other countries.

Physicians, hospitals and other participants in the healthcare industry are also subject to a large number of lawsuits alleging professional negligence, malpractice, product liability, worker's compensation or related claims, many of which involve large claims and significant defense costs. The Company has been and is currently subject to these suits due to the nature of its business and expects that those types of lawsuits may continue. Although the Company maintains insurance at a level which it believes to be prudent, it cannot assure that the coverage limits will be adequate or that insurance will cover all asserted claims. A successful claim against the Company or any of its subsidiaries in excess of insurance coverage could have a material adverse effect upon it and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

The Company has also had claims asserted against it and has had lawsuits filed against it relating to alleged patent infringements or businesses that it has acquired or divested. These claims and suits relate both to operation of the businesses and to the acquisition and divestiture transactions. The Company has, when appropriate, asserted its own claims, and claims for indemnification. A successful claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition, and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

Financial Instruments	6 Months Ended
Jun. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Financial Instruments

12. Financial Instruments

As a global supplier of dialysis services and products in more than 120 countries throughout the world, the Company is faced with a concentration of credit risks due to the nature of the reimbursement systems which are often provided by the governments of the countries in which the Company operates. Changes in reimbursement rates or the scope of coverage could have a material adverse effect on the Company's business, financial condition and results of operations and thus on its capacity to generate cash flow.

Non-derivative Financial Instruments

The following table presents the carrying amounts and fair values of the Company's non-derivative financial instruments at June 30, 2013, and December 31, 2012.

		June 30,		December 31,
		2013		2012
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	1	$585,857	585,857	$688,040	688,040
Accounts Receivable	2	3,222,035	3,222,035	3,157,233	3,157,233

Liabilities
Accounts payable	2	693,232	693,232	745,644	745,644
Short-term borrowings	2	174,686	174,686	121,823	121,823
Long term debt, excluding 2012 Credit Agreement, Euro Notes and Senior Notes	2	563,986	563,986	721,928	721,928
2012 Credit Agreement	2	2,832,312	2,828,542	2,659,340	2,652,840
Senior Notes	2	4,730,687	5,075,954	4,743,442	5,296,325
Euro Notes	2	44,145	45,407	51,951	54,574
Noncontrolling interests subject to put provisions	3	541,347	541,347	523,260	523,260

The carrying amounts in the table are included in the consolidated balance sheet under the indicated captions or in the case of long-term debt, in the captions shown in Note 6.

The significant methods and assumptions used in estimating the fair values of non-derivative financial instruments are as follows:

Cash and cash equivalents are stated at nominal value which equals the fair value.

Short-term financial instruments such as accounts receivable, accounts payable and short-term borrowings are valued at their carrying amounts, which are reasonable estimates of the fair value due to the relatively short period to maturity of these instruments.

The fair values of major long-term financial liabilities are calculated on the basis of market information. Instruments for which market quotes are available are measured using these quotes. The fair values of the other long-term financial liabilities are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

The valuation of noncontrolling interests subject to put provisions is determined using significant unobservable inputs. See Note 9 for a discussion of the Company's methodology for estimating the fair value of these noncontrolling interests subject to put obligations.

Currently, there is no indication that a decrease in the value of the Company's financing receivables is probable. Therefore, the allowances on credit losses of financing receivables are immaterial.

Derivative Financial Instruments

The Company is exposed to market risk from changes in foreign exchange rates and interest rates. In order to manage the risk of currency exchange rate and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions as authorized by the Company's General Partner. On a quarterly basis the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low. The Company's policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (“economic hedges”). The Company does not use financial instruments for trading purposes.

The Company established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting and controlling on the other.

To reduce the credit risk arising from derivatives the Company concluded Master Netting Agreements with banks. Through such agreements, positive and negative fair values of the derivative contracts could be offset against one another if a partner becomes insolvent. This offsetting is valid for transactions where the aggregate amount of obligations owed to and receivable from are not equal. If insolvency occurs, the party which owes the larger amount is obliged to pay the other party the difference between the amounts owed in the form of one net payment.

The Company elects not to offset the fair values of derivative financial instruments subject to master netting agreements in the statement of financial position.

At June 30, 2013 and December 31, 2012, the Company had $16,854 and $32,044 of derivative financial assets subject to netting arrangements and $9,631 and $19,193 of derivative financial liabilities subject to netting arrangements. Offsetting these derivative financial instruments would have resulted in net assets of $11,937 and $20,773 as well as net liabilities of $4,714 and $7,922 at June 30, 2013 and December 31, 2012, respectively.

Foreign Exchange Risk Management

The Company conducts business on a global basis in various currencies, though a majority of its operations are in Germany and the United States. For financial reporting purposes, the Company has chosen the U.S. dollar as its reporting currency. Therefore, changes in the rate of exchange between the U.S. dollar and the local currencies in which the financial statements of the Company's international operations are maintained affect its results of operations and financial position as reported in its consolidated financial statements.

The Company's exposure to market risk for changes in foreign exchange rates relates to transactions such as sales and purchases. The Company has significant amounts of sales of products invoiced in euro from its European manufacturing facilities to its other international operations and, to a lesser extent, sales of products invoiced in other non-functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the euro and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures the Company enters into foreign exchange forward contracts and, on a small scale, foreign exchange options. At June 30, 2013 the Company had no foreign exchange options.

Changes in the fair value of the effective portion of foreign exchange forward contracts designated and qualifying as cash flow hedges of forecasted product purchases and sales are reported in accumulated other comprehensive income (loss) (“AOCI”). Additionally, in connection with intercompany loans in foreign currency, the Company uses foreign exchange swaps thus assuring that no foreign exchange risks arise from those loans, which, if they qualify for cash flow hedge accounting, are also reported in AOCI. These amounts recorded in AOCI are subsequently reclassified into earnings as a component of cost of revenues for those contracts that hedge product purchases or as an adjustment of interest income/expense for those contracts that hedge loans, in the same period in which the hedged transaction affects earnings. The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totaled $201,150 and $611,488 at June 30, 2013 and December 31, 2012, respectively.

The Company also enters into derivative contracts for forecasted product purchases and sales and for intercompany loans in foreign currencies that do not qualify for hedge accounting but are utilized for economic hedges as defined above. In these cases, the change in value of the economic hedge is recorded in the income statement and usually offsets the change in value recorded in the income statement for the underlying asset or liability. The notional amounts of economic hedges that do not qualify for hedge accounting totaled $1,344,019 and $1,574,667 at June 30, 2013 and December 31, 2012, respectively.

Interest Rate Risk Management

The Company enters into derivatives, particularly interest rate swaps and to a certain extent, interest rate options, to protect against the risk of rising interest rates. These interest rate derivatives are designated as cash flow hedges and have been entered into in order to effectively convert payments based on variable interest rates into payments at a fixed interest rate. The euro-denominated interest rate swaps expire in 2016 and have an interest rate of 1.73%. Interest payable and receivable under the swap agreements is accrued and recorded as an adjustment to interest expense.

At June 30, 2013 and December 31, 2012, the notional amount of the euro-denominated interest rate swaps in place was €100,000 and €100,000 ($130,800 and $131,940 at June 30, 2013 and December 31, 2012, respectively).

Derivative Financial Instruments Valuation

The following table shows the carrying amounts of the Company's derivatives at June 30, 2013 and December 31, 2012.

	June 30, 2013		December 31, 2012

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	8,109	(1,566)	7,839	(7,510)
Non-current
Foreign exchange contracts	-	-	942	(187)
Interest rate contracts	-	(4,246)	-	(6,221)
Total	$8,109	$(5,812)	$8,781	$(13,918)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	12,361	(6,217)	23,396	(19,068)

Non-current
Foreign exchange contracts	1,098	(1,227)	132	(292)
Total	$13,459	$(7,444)	$23,528	$(19,360)

(1) At June 30, 2013 and December 31, 2012, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

The carrying amounts for the current portion of derivatives indicated as assets in the table above are included in Prepaid expenses and other current assets in the Consolidated Balance Sheets while the current portion of those indicated as liabilities are included in Accrued expenses and other current liabilities. The non-current portions indicated as assets or liabilities are included in the Consolidated Balance Sheets in Other assets or Other liabilities, respectively.

The significant methods and assumptions used in estimating the fair values of derivative financial instruments are as follows:

The fair value of interest rate swaps is calculated by discounting the future cash flows on the basis of the market interest rates applicable for the remaining term of the contract at the balance sheet date. To determine the fair value of foreign exchange forward contracts, the contracted forward rate is compared to the current forward rate for the remaining term of the contract at the balance sheet date. The result is then discounted on the basis of the market interest rates prevailing at the balance sheet date for the applicable currency.

The Company includes its own credit risk for financial instruments deemed liabilities and counterparty-credit risks for financial instruments deemed assets when measuring the fair value of derivative financial instruments.

The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the six months ended June 30,				(Effective Portion) for the six months ended June 30,
	2013	2012	(Effective Portion)	2013	2012

Interest rate contracts	$3,585	$(4,913)	Interest income/expense	$13,094	$10,527
Foreign exchange contracts	1,962	8,883	Costs of Revenue	514	(7,261)
Foreign exchange contracts			Interest income/expense	735	1,006

	$5,547	$3,970		$14,343	$4,272

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the six months ended June 30,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2013	2012

Foreign exchange contracts	Selling, general and administrative expense	$(42,102)	$(1,458)

Foreign exchange contracts	Interest income/expense	3,397	3,066

		$(38,705)	$1,608

For foreign exchange derivatives, the Company expects to recognize $974 of losses deferred in AOCI at June 30, 2013, in earnings during the next twelve months.

The Company expects to incur additional interest expense of $19,787 over the next twelve months which is currently deferred in AOCI. At June 30, 2013, this amount reflects the projected amortization of the settlement amount of the terminated swaps and the current fair value of the additional interest payments resulting from the remaining interest rate swap maturing in 2016.

At June 30, 2013, the Company had foreign exchange derivatives with maturities of up to 29 months and interest rate swaps with maturities of up to 40 months.

Other Comprehensive Income	6 Months Ended
Jun. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Other Comprehensive Income

13. Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) by component for the six months ended June 30, 2013 and 2012 are as follows:

	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2011	$(136,221)	$(111,215)	$(238,331)	$(485,767)	$3,048	$(482,719)
Other comprehensive income (loss) before reclassifications	(17,181)	-	(47,702)	(64,883)	86	(64,797)
Amounts reclassified from accumulated other comprehensive income (loss) (1)	4,892	5,316	-	10,208	-	10,208
Other comprehensive income (loss) after reclassifications	(12,289)	5,316	(47,702)	(54,675)	86	(54,589)
Balance at June 30, 2012	$(148,510)	$(105,899)	$(286,033)	$(540,442)	$3,134	$(537,308)

Balance at December 31, 2012	$(138,341)	$(179,423)	$(174,349)	$(492,113)	$2,869	$(489,244)
Other comprehensive income (loss) before reclassifications	4,902	-	(125,044)	(120,142)	(2,318)	(122,460)
Amounts reclassified from accumulated other comprehensive income (loss) (1)	9,974	7,877	-	17,851	-	17,851
Other comprehensive income (loss) after reclassifications	14,876	7,877	(125,044)	(102,291)	(2,318)	(104,609)
Balance at June 30, 2013	$(123,465)	$(171,546)	$(299,393)	$(594,404)	$551	$(593,853)

(1) See separate table below for details about these reclassifications.

Reclassifications out of accumulated other comprehensive income (loss) for the six months ended June 30, 2013 and 2012 are as follows:

Details about Accumulated Other Comprehensive Income (Loss) ("AOCI") Components	Amount of (Gain) Loss reclassified from AOCI in Income		Location of (Gain) Loss reclassified from AOCI in Income
	For the six months ended June 30,
	2013	2012
(Gain) Loss related to cash flow hedges
Interest rate contracts	$13,094	$10,527	Interest income/expense
Foreign exchange contracts	514	(7,261)	Costs of Revenue
Foreign exchange contracts	735	1,006	Interest income/expense
	14,343	4,272	Total before tax
	(4,369)	620	Tax expense or benefit
	$9,974	$4,892	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Amortization of unrealized (gain) /loss	12,777	8,743	(1)
	12,777	8,743	Total before tax
	(4,900)	(3,427)	Tax expense or benefit
	$7,877	$5,316	Net of tax
Total reclassifications for the period	$17,851	$10,208	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 8 for additional details).

Business Segment Information	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Jun. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information
	North America Segment	International Segment	Segment Total	Corporate	Total
Three months ended June 30, 2013

Net revenue external customers	$2,375,247	$1,228,322	$3,603,569	$8,946	$3,612,515
Inter - segment revenue	1,771	-	1,771	(1,771)	-
Revenue	2,377,018	1,228,322	3,605,340	7,175	3,612,515
Depreciation and amortization	(81,208)	(45,701)	(126,909)	(31,892)	(158,801)
Operating income	393,806	208,964	602,770	(58,531)	544,239
Income (loss) from equity method investees	3,646	53	3,699	717	4,416
Capital expenditures, acquisitions and investments	107,948	66,175	174,123	41,757	215,880

Three months ended June 30, 2012

Net revenue external customers	$2,248,692	$1,170,902	$3,419,594	$8,379	$3,427,973
Inter - segment revenue	3,088	-	3,088	(3,088)	-
Revenue	2,251,780	1,170,902	3,422,682	5,291	3,427,973
Depreciation and amortization	(79,113)	(42,914)	(122,027)	(28,850)	(150,877)
Operating income	431,084	207,223	638,307	(49,482)	588,825
Income (loss) from equity method investees	8,338	62	8,400	(4,542)	3,858
Capital expenditures, acquisitions and investments	101,463	60,934	162,397	35,985	198,382

Six months ended June 30, 2013

Net revenue external customers	$4,662,497	$2,396,974	$7,059,471	$16,965	$7,076,436
Inter - segment revenue	2,846	-	2,846	(2,846)	-
Revenue	4,665,343	2,396,974	7,062,317	14,119	7,076,436
Depreciation and amortization	(161,368)	(90,954)	(252,322)	(62,832)	(315,154)
Operating Income	762,659	392,771	1,155,430	(117,878)	1,037,552
Income (loss) from equity method investees	7,935	968	8,903	321	9,224
Segment assets	14,094,573	5,971,985	20,066,557	2,261,790	22,328,347
thereof investments in equity method investees	247,277	375,343	622,620	(5,190)	617,430
Capital expenditures, acquisitions and investments(1)	220,280	148,877	369,157	66,294	435,451

Six months ended June 30, 2012

Net revenue external customers	$4,353,276	$2,306,991	$6,660,267	$16,461	$6,676,728
Inter - segment revenue	6,540	-	6,540	(6,540)	-
Revenue	4,359,816	2,306,991	6,666,807	9,921	6,676,728
Depreciation and amortization	(151,129)	(85,841)	(236,970)	(57,281)	(294,251)
Operating Income	778,917	402,135	1,181,052	(89,261)	1,091,791
Income (loss) from equity method investees	11,320	129	11,449	(2,094)	9,355
Segment assets	13,788,169	5,695,843	19,484,012	2,260,398	21,744,410
thereof investments in equity method investees	246,161	360,169	606,330	(2,714)	603,616
Capital expenditures, acquisitions and investments(2)	1,862,044	99,820	1,961,864	63,738	2,025,602

(1) International acquisitions exclude $11,684 of non-cash acquisitions for 2013.
(2) North America acquisitions exclude $496,386 of non-cash acquisitions and International acquisitions exclude $3,415 of non-cash acquisitions for 2012.

14. Business Segment and Corporate Information

The Company has identified three operating segments, North America Segment, EMEALA and Asia Pacific, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the distribution of products and equipment for the treatment of ESRD. The Company has aggregated EMEALA and the Asia Pacific operating segments as the “International Segment.” The segments are aggregated due to their similar economic characteristics. These characteristics include same services provided and same products sold, the same type patient population, similar methods of distribution of products and services and similar economic environments. The General Partner's management board member responsible for the profitability and cash flow of each segment's various businesses supervises the management of each operating segment. The accounting policies of the segments are the same as those the Company applies in preparing the consolidated financial statements under accounting principles generally accepted in the U.S. (“U.S. GAAP”).

Management evaluates each segment using a measure that reflects all of the segment's controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measure in this regard is operating income which measures the Company's source of earnings. The Company does not include the investment gain resulting from the 2012 Liberty Acquisition nor income taxes as it believes these items to be outside the segments' control. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate “corporate costs,” which relate primarily to certain headquarters overhead charges, including accounting and finance, global research and development, etc., because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality management and procurement are centrally managed in Corporate by Global Manufacturing Operations. These corporate activities do not fulfill the definition of a segment. Products are transferred to the segments at cost; therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as “Corporate”.

Information pertaining to the Company's segments and its Corporate activities for the three- and six-month periods ended June 30, 2013 and 2012 is set forth below.

Supplementary Cash Flow Information	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Jun. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Cash Flow Supplemental Disclosures [Text Block]
	Six months ended June 30,
	2013	2012
Supplementary cash flow information:
Cash paid for interest	$191,259	$155,263
Cash paid for income taxes (1)	$225,740	$229,128
Cash inflow for income taxes from stock option exercises	$3,933	$3,277

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(130,864)	$(2,337,691)
Liabilities assumed	17,173	226,377
Noncontrolling interest subject to put provisions	15,320	87,201
Noncontrolling interest	5,570	95,418
Obligations assumed in connection with acquisition	11,683	15,102
Cash paid	(81,118)	(1,913,593)
Less cash acquired	5,139	170,301
Net cash paid for acquisitions	(75,979)	(1,743,292)
Cash paid for investments	(22,894)	(390)
Cash paid for intangible assets	(2,936)	(4,497)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$(101,809)	$(1,748,179)

(1) Net of tax refund.
15. Supplementary Cash Flow Information The following additional information is provided with respect to the consolidated statements of cash flows:

Supplemental Condensed Combining Information	3 Months Ended	6 Months Ended
	Mar. 31, 2012	Jun. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Supplemental Condensed Combining Information
	For the six months ended June 30, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$2,162	$659,835	$11,130	$420,710	$724,342	$(1,099,181)	$718,998
Gain (loss) related to cash flow hedges	-	(5,916)	(9)	11,725	2,442	-	8,242
Actuarial gain (loss) on defined benefit pension plans	-	15	186	8,536	6	-	8,743
Gain (loss) related to foreign currency translation	-	26,112	18,886	-	(94,106)	1,492	(47,616)
Income tax (expense) benefit related to components of other comprehensive income	-	3,427	(51)	(7,993)	(19,341)	-	(23,958)
Other comprehensive income (loss), net of tax	-	23,638	19,012	12,268	(110,999)	1,492	(54,589)
Total comprehensive income	$2,162	$683,473	$30,142	$432,978	$613,343	$(1,097,689)	$664,409
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	59,249	59,249
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$2,162	$683,473	$30,142	$432,978	$613,343	$(1,156,938)	$605,160

16. Supplemental Condensed Combining Information

FMC Finance III, a former wholly-owned subsidiary of the Company, issued 6⅞% Senior Notes due 2017 in July 2007. On June 20, 2011, Fresenius Medical Care US Finance, Inc. (“US Finance”) acquired substantially all of the assets of FMC Finance III and assumed its obligations, including the 6⅞% Senior Notes and the related indenture. The 6⅞% senior notes are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by D-GmbH and FMCH (“the Guarantor Subsidiaries”). The 6⅞% Senior Notes and related guarantees were issued in an exchange offer registered under the Securities Act of 1933. The financial statements in this report present the financial condition, results of operations and cash flows of the Company, on a consolidated basis at June 30, 2013 and December 31, 2012 and for the six-month periods ended June 30, 2013 and 2012. The following combining financial information for the Company is at June 30, 2013 and December 31, 2012 and for the six-month periods ended June 30, 2013 and 2012, segregated between FMC US Finance as issuer, the Company, the Guarantor Subsidiaries, and the Company's other businesses (the “Non-Guarantor Subsidiaries”). For purposes of the condensed combining information, the Company and the Guarantor Subsidiaries carry their investments under the equity method. Other (income) expense includes income (loss) related to investments in consolidated subsidiaries recorded under the equity method for purposes of the condensed combining information. In addition, other (income) expense includes income and losses from profit and loss transfer agreements as well as dividends received.

	For the six months ended June 30, 2013
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,006,662	$-	$7,664,410	$(1,594,636)	$7,076,436
Cost of revenue	-	-	663,055	-	5,719,837	(1,574,347)	4,808,545
Gross profit	-	-	343,607	-	1,944,573	(20,289)	2,267,891
Operating expenses (income):
Selling, general and administrative (1)	-	40,547	106,983	(55,685)	1,057,633	19,568	1,169,046
Research and development	-	-	36,549	-	24,912	(168)	61,293
Operating (loss) income	-	(40,547)	200,075	55,685	862,028	(39,689)	1,037,552
Other (income) expense:
Interest, net	(3,417)	95,049	3,804	87,078	24,349	417	207,280
Other, net	-	(615,001)	164,333	(383,157)	-	833,825	-
Income (loss) before income taxes	3,417	479,405	31,938	351,764	837,679	(873,931)	830,272
Income tax expense (benefit)	1,240	(8,618)	37,248	(12,385)	285,430	(30,301)	272,614
Net Income (loss)	2,177	488,023	(5,310)	364,149	552,249	(843,630)	557,658
Net Income attributable to noncontrolling interests	-	-	-	-	-	69,635	69,635
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$2,177	$488,023	$(5,310)	$364,149	$552,249	$(913,265)	$488,023

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

	For the six months ended June 30, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$928,262	$-	$7,183,245	$(1,434,779)	$6,676,728
Cost of revenue	-	-	587,675	-	5,317,223	(1,424,553)	4,480,345
Gross profit	-	-	340,587	-	1,866,022	(10,226)	2,196,383
Operating expenses (income):
Selling, general and administrative (1)	-	5,066	104,788	68,031	836,598	34,649	1,049,132
Research and development	-	-	34,134	-	21,326	-	55,460
Operating (loss) income	-	(5,066)	201,665	(68,031)	1,008,098	(44,875)	1,091,791
Other (income) expense:
Investment gain	-	-	-	-	(139,600)	-	(139,600)
Interest, net	(3,412)	103,541	1,741	72,356	28,849	-	203,075
Other, net	-	(817,512)	130,561	(505,714)	-	1,192,665	-
Income (loss) before income taxes	3,412	708,905	69,363	365,327	1,118,849	(1,237,540)	1,028,316
Income tax expense (benefit)	1,250	49,070	58,233	(55,383)	394,507	(138,359)	309,318
Net Income (loss)	2,162	659,835	11,130	420,710	724,342	(1,099,181)	718,998
Net Income attributable to noncontrolling interests	-	-	-	-	-	59,163	59,163
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$2,162	$659,835	$11,130	$420,710	$724,342	$(1,158,344)	$659,835

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

	For the six months ended June 30, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$2,177	$488,023	$(5,310)	$364,149	$552,249	$(843,630)	$557,658
Gain (loss) related to cash flow hedges	-	14,431	-	-	5,459	-	19,890
Actuarial gain (loss) on defined benefit pension plans	-	65	1,267	11,335	110	-	12,777
Gain (loss) related to foreign currency translation	-	27,707	(6,535)	-	(154,567)	6,033	(127,362)
Income tax (expense) benefit related to components of other comprehensive income	-	(4,162)	(369)	(4,472)	(911)	-	(9,914)
Other comprehensive income (loss), net of tax	-	38,041	(5,637)	6,863	(149,909)	6,033	(104,609)
Total comprehensive income	$2,177	$526,064	$(10,947)	$371,012	$402,340	$(837,597)	$453,049
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	67,317	67,317
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$2,177	$526,064	$(10,947)	$371,012	$402,340	$(904,914)	$385,732

	At June 30, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$4,932	$595	$-	$550,768	$29,561	$585,857
Trade accounts receivable, less allowance for doubtful accounts	-	-	178,405	-	2,852,762	-	3,031,167
Accounts receivable from related parties	1,269,703	1,816,703	1,647,943	1,665,304	4,471,651	(10,680,436)	190,868
Inventories	-	-	293,332	-	898,209	(136,442)	1,055,099
Prepaid expenses and other current assets	-	104,662	46,298	67	842,973	777	994,777
Deferred taxes	-	-	-	-	291,134	899	292,033
Total current assets	1,269,704	1,926,297	2,166,573	1,665,371	9,907,497	(10,785,641)	6,149,801

Property, plant and equipment, net	-	540	215,429	-	2,839,566	(120,395)	2,935,140
Intangible assets	-	690	72,003	-	608,636	(65)	681,264
Goodwill	-	-	54,374	-	11,414,225	-	11,468,599
Deferred taxes	-	69,036	7,645	-	123,080	(64,130)	135,631
Other assets and notes receivables (1)	-	12,780,039	28,056	12,140,029	5,998,848	(29,989,060)	957,912
Total assets	$1,269,704	$14,776,602	$2,544,080	$13,805,400	$30,891,852	$(40,959,291)	$22,328,347

Current liabilities:
Accounts payable	$-	$659	$36,248	$-	$457,040	$-	$493,947
Accounts payable to related parties	-	2,064,018	730,076	1,597,911	6,525,218	(10,717,938)	199,285
Accrued expenses and other current liabilities	29,771	45,648	133,908	3,262	1,618,116	459	1,831,164
Short-term borrowings	-	42	-	-	115,280	-	115,322
Short-term borrowings from related parties	-	-	-	-	59,364	-	59,364
Current portion of long-term debt and capital lease obligations	-	280,629	-	200,000	33,489	-	514,118
Income tax payable	-	103,521	-	-	41,548	9,869	154,938
Deferred taxes	-	4,820	9,638	-	63,487	(40,536)	37,409
Total current liabilities	29,771	2,499,337	909,870	1,801,173	8,913,542	(10,748,146)	3,405,547

Long term debt and capital lease obligations, less current portion	1,169,932	207,763	-	2,501,512	6,993,976	(3,216,171)	7,657,012
Long term borrowings from related parties	-	3,185,549	651,161	2,006,006	7,433	(5,850,149)	-
Other liabilities	-	5,775	13,340	11,830	261,047	32,346	324,338
Pension liabilities	-	9,464	208,554	-	214,042	-	432,060
Income tax payable	2,633	26,974	-	-	42,109	133,722	205,438
Deferred taxes	-	-	-	-	680,438	(27,826)	652,612
Total liabilities	1,202,336	5,934,862	1,782,925	6,320,521	17,112,587	(19,676,224)	12,677,007

Noncontrolling interests subject to put provisions	-	-	-	-	541,347	-	541,347
Total FMC-AG & Co. KGaA shareholders' equity	67,368	8,841,740	761,155	7,484,879	12,969,665	(21,283,067)	8,841,740
Noncontrolling interests not subject to put provisions	-	-	-	-	268,253	-	268,253
Total equity	67,368	8,841,740	761,155	7,484,879	13,237,918	(21,283,067)	9,109,993
Total liabilities and equity	$1,269,704	$14,776,602	$2,544,080	$13,805,400	$30,891,852	$(40,959,291)	$22,328,347

(1) Other Assets and notes receivables are presented net of investment in equity method investees.

	At December 31, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$78	$501	$-	$686,457	$1,003	$688,040
Trade accounts receivable, less allowance for doubtful accounts	-	-	170,627	-	2,848,797	-	3,019,424
Accounts receivable from related parties	1,269,471	2,257,445	1,449,317	3,562,953	4,398,630	(12,800,007)	137,809
Inventories	-	-	271,039	-	885,613	(119,843)	1,036,809
Prepaid expenses and other current assets	-	72,022	27,693	167	837,152	727	937,761
Deferred taxes	-	-	-	-	311,280	(3,667)	307,613
Total current assets	1,269,472	2,329,545	1,919,177	3,563,120	9,967,929	(12,921,787)	6,127,456

Property, plant and equipment, net	-	611	206,873	-	2,856,000	(122,881)	2,940,603
Intangible assets	-	584	67,874	-	641,714	(56)	710,116
Goodwill	-	-	54,848	-	11,367,041	-	11,421,889
Deferred taxes	-	51,111	10,123	-	131,452	(58,933)	133,753
Other assets and notes receivables (1)	-	12,675,998	650,255	11,766,104	(4,751,531)	(19,348,645)	992,181
Total assets	$1,269,472	$15,057,849	$2,909,150	$15,329,224	$20,212,605	$(32,452,302)	$22,325,998

Current liabilities:
Accounts payable	$-	$1,935	$41,114	$-	$579,245	$-	$622,294
Accounts payable to related parties	-	2,234,205	491,525	1,598,852	8,663,240	(12,864,472)	123,350
Accrued expenses and other current liabilities	29,771	27,530	102,728	3,157	1,611,997	12,288	1,787,471
Short-term borrowings	-	38	-	-	117,812	-	117,850
Short-term borrowings from related parties	-	-	-	-	3,973	-	3,973
Current portion of long-term debt and capital lease obligations	-	207,160	-	100,000	27,587	-	334,747
Income tax payable	-	130,636	-	-	19,367	-	150,003
Deferred taxes	-	1,622	8,126	-	61,774	(41,219)	30,303
Total current liabilities	29,771	2,603,126	643,493	1,702,009	11,084,995	(12,893,403)	3,169,991

Long term debt and capital lease obligations, less current portion	1,172,397	285,049	-	2,559,340	7,020,190	(3,251,236)	7,785,740
Long term borrowings from related parties	-	3,212,455	657,284	2,019,925	64,530	(5,898,020)	56,174
Other liabilities	-	6,696	12,679	110,637	130,634	33,923	294,569
Pension liabilities	-	7,753	202,219	-	213,389	-	423,361
Income tax payable	2,113	264	-	-	52,684	146,581	201,642
Deferred taxes	-	-	-	-	685,158	(21,157)	664,001
Total liabilities	1,204,281	6,115,343	1,515,675	6,391,911	19,251,580	(21,883,312)	12,595,478

Noncontrolling interests subject to put provisions	-	-	-	-	523,260	-	523,260
Total FMC-AG & Co. KGaA shareholders' equity	65,191	8,942,506	1,393,475	8,937,313	173,011	(10,568,990)	8,942,506
Noncontrolling interests not subject to put provisions	-	-	-	-	264,754	-	264,754
Total equity	65,191	8,942,506	1,393,475	8,937,313	437,765	(10,568,990)	9,207,260
Total liabilities and equity	$1,269,472	$15,057,849	$2,909,150	$15,329,224	$20,212,605	$(32,452,302)	$22,325,998

(1) Other Assets and notes receivables are presented net of investment in equity method investees.

	For the six months ended June 30, 2013
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Operating Activities:
Net income (loss)	$2,177	$488,023	$(5,310)	$364,149	$552,249	$(843,630)	$557,658
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(331,592)	-	(383,157)	-	714,749	-
Depreciation and amortization	-	330	24,691	-	305,236	(15,103)	315,154
Change in deferred taxes, net	-	(19,248)	3,651	-	18,363	(9,336)	(6,570)
(Gain) loss on sale of fixed assets and investments	-	(12)	(153)	-	(6,089)	-	(6,254)
Compensation expense related to stock options	-	12,777	-	-	-	-	12,777
Cash inflow (outflow) from hedging	-	(4,028)	-	-	-	-	(4,028)
Investments in equity method investees, net	-	22,691	-	-	(7,940)	-	14,751
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(11,574)	-	(51,000)	-	(62,574)
Inventories	-	-	(24,736)	-	(29,542)	20,013	(34,265)
Prepaid expenses and other current and non-current assets	-	10,768	(17,389)	(53,403)	60,215	28,585	28,776
Accounts receivable from / payable to related parties	(410)	286,966	68,660	57,847	(462,322)	70,579	21,320
Accounts payable, accrued expenses and other current and non-current liabilities	-	10,171	38,199	106	(53,631)	(3,854)	(9,009)
Income tax payable	520	729	-	(12,385)	(1,376)	25,313	12,801
Net cash provided by (used in) operating activities	2,287	477,575	76,039	(26,843)	324,163	(12,684)	840,537

Investing Activities:
Purchases of property, plant and equipment	-	(45)	(39,394)	-	(311,089)	16,886	(333,642)
Proceeds from sale of property, plant and equipment	-	17	271	-	14,508	-	14,796
Disbursement of loans to related parties	-	45,738	-	28,419	-	(74,157)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(23,076)	(1,943)	-	(100,883)	24,093	(101,809)
Proceeds from divestitures	-	-	-	-	17,824	-	17,824
Net cash provided by (used in) investing activities	-	22,634	(41,066)	28,419	(379,640)	(33,178)	(402,831)

Financing Activities:
Short-term borrowings, net	-	4	(34,873)	-	35,808	-	939
Long-term debt and capital lease obligations, net	(2,287)	354	-	1,730,386	(1,769,326)	74,157	33,284
Increase (decrease) of accounts receivable securitization program	-	-	-	-	23,000	-	23,000
Proceeds from exercise of stock options	-	32,210	-	-	3,932	-	36,142
Purchase of treasury stock	-	(230,654)	-	-	-	-	(230,654)
Dividends paid	-	(296,134)	-	-	(1,665)	1,665	(296,134)
Capital increase (decrease)	-	-	-	(1,731,962)	1,733,364	(1,402)	-
Distributions to noncontrolling interest	-	-	-	-	(117,855)	-	(117,855)
Contributions from noncontrolling interest	-	-	-	-	27,157	-	27,157
Net cash provided by (used in) financing activities	(2,287)	(494,220)	(34,873)	(1,576)	(65,585)	74,420	(524,121)
Effect of exchange rate changes on cash and cash equivalents	-	(1,135)	(6)	-	(14,627)	-	(15,768)

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	-	4,854	94	-	(135,689)	28,558	(102,183)
Cash and cash equivalents at beginning of period	1	78	501	-	686,457	1,003	688,040
Cash and cash equivalents at end of period	$1	$4,932	$595	$-	$550,768	$29,561	$585,857

	For the six months ended June 30, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH		Combining Adjustment		Combined Total

Operating Activities:
Net income (loss)	$2,162	$659,835	$11,130	$420,710	$724,342	$(1,099,181)	$718,998
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(532,403)	-	(505,714)	-	1,038,117	-
Depreciation and amortization	-	221	23,540	-	284,698	(14,208)	294,251
Change in deferred taxes, net	-	14,485	5,121	-	48,162	(2,834)	64,934
(Gain) loss on sale of fixed assets and investments	-	(40)	20	-	(32,954)	-	(32,974)
Investment (gain)	-	-	-	-	(139,600)	-	(139,600)
Compensation expense related to stock options	-	12,949	-	-	-	-	12,949
Cash outflow from hedging	-	1,334	-	-	(15,408)	-	(14,074)
Investments in equity method investees, net	-	36,785	-	-	(7,806)	-	28,979
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(13,554)	-	1,056	-	(12,498)
Inventories	-	-	(52,595)	-	(19,998)	7,772	(64,821)
Prepaid expenses and other current and non-current assets	-	120,331	(21,321)	73,363	(47,295)	(820)	124,258
Accounts receivable from / payable to related parties	(4,127)	(241,016)	66,759	70,910	36,203	52,513	(18,758)
Accounts payable, accrued expenses and other current and non-current liabilities	-	(812)	35,310	3,822	(19,087)	(1,905)	17,328
Income tax payable	252	(11,026)	-	(55,383)	54,560	(35,415)	(47,012)
Net cash provided by (used in) operating activities	(1,713)	60,643	54,410	7,708	866,873	(55,961)	931,960

Investing Activities:
Purchases of property, plant and equipment	-	(361)	(31,912)	-	(262,701)	17,551	(277,423)
Proceeds from sale of property, plant and equipment	-	40	147	-	3,477	-	3,664
Disbursement of loans to related parties	-	(45,917)	82	513,595	-	(467,760)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(1,627,403)	(488)	-	(1,747,201)	1,626,913	(1,748,179)
Proceeds from divestitures	-	45	-	-	228,206	(45)	228,206
Net cash provided by (used in) investing activities	-	(1,673,596)	(32,171)	513,595	(1,778,219)	1,176,659	(1,793,732)

Financing Activities:
Short-term borrowings, net	-	9,306	(21,944)	-	27,972	-	15,334
Long-term debt and capital lease obligations, net	1,713	1,943,267	-	(521,303)	(418,270)	467,760	1,473,167
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(82,500)	-	(82,500)
Proceeds from exercise of stock options	-	19,471	-	-	3,277	-	22,748
Dividends paid	-	(271,733)	-	-	-	-	(271,733)
Capital increase (decrease)	-	-	-	-	1,590,083	(1,590,083)	-
Distributions to noncontrolling interest	-	-	-	-	(79,334)	-	(79,334)
Contributions from noncontrolling interest	-	-	-	-	11,763	-	11,763
Net cash provided by (used in) financing activities	1,713	1,700,311	(21,944)	(521,303)	1,052,991	(1,122,323)	1,089,445

Effect of exchange rate changes on cash and cash equivalents	-	1,065	(12)	-	(8,640)	-	(7,587)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	-	88,423	283	-	133,005	(1,625)	220,086
Cash and cash equivalents at beginning of period	1	2	144	-	457,145	-	457,292
Cash and cash equivalents at end of period	$1	$88,425	$427	$-	$590,150	$(1,625)	$677,378

Acquisition of Liberty Dialysis Holdings (Tables)	6 Months Ended
Jun. 30, 2013
Business Acquisition, Date of Acquisition [Abstract]
Acquisition [Text Block]
Assets held for sale	$164,068
Trade accounts receivable	149,219
Other current assets	17,458
Deferred tax assets	14,932
Property, plant and equipment	168,335
Intangible assets and other assets	84,556
Goodwill	2,003,465
Accounts payable, accrued expenses and other current liabilities	(105,403)
Income tax payable and deferred taxes	(33,597)
Short-term borrowings, other financial liabilities, long-term debt and capital lease obligations	(72,101)
Other liabilities	(39,923)
Noncontrolling interests (subject and not subject to put provisions)	(169,651)

Total acquisition cost	$2,181,358

Less non-cash contributions at fair value
Investment at acquisition date	(201,915)
Long-term Notes Receivable	(282,784)
Total non-cash items	$(484,699)
Net Cash paid	$1,696,659

Acquisition of Liberty Dialysis Holdings - Pro Forma (Tables)	6 Months Ended
Jun. 30, 2013
Pro Forma (Tables) [Abstract]
Pro Forma Tabular Disclosures [Table Text Block]
	For the three months ended June 30,	For the six months ended June 30,
	2012	2012

Net revenue	$3,420,560	$6,782,198
Net income attributable to shareholders of FMC-AG & Co. KGaA	266,093	529,400
Income per ordinary share
Basic	$0.87	$1.74
Fully diluted	$0.87	$1.73

Inventories (Tables)	6 Months Ended
Jun. 30, 2013
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	June 30, 2013	December 31, 2012
Finished goods	$644,376	$627,338
Raw materials and purchased components	179,242	171,373
Health care supplies	143,233	154,840
Work in process	88,248	83,258
Inventories	$1,055,099	$1,036,809

Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	6 Months Ended
Jun. 30, 2013
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	June 30, 2013	December 31, 2012
Borrowings under lines of credit	$115,322	$117,850
Short-term borrowings from related parties (see Note 3.c.)	59,364	3,973
Short-term borrowings and Short-term borrowings from related parties	$174,686	$121,823

Long-term Debt and Capital Lease Obligations (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Jun. 30, 2013
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	June 30, 2013	December 31, 2012

2012 Credit Agreement	$2,832,312	$2,659,340
Senior Notes	4,730,687	4,743,442
Euro Notes	44,145	51,951
European Investment Bank Agreements	231,926	324,334
Accounts receivable facility	185,000	162,000
Capital lease obligations	13,772	15,618
Other	133,288	163,802
Long-term debt and capital lease obligations	8,171,130	8,120,487
Less current maturities	(514,118)	(334,747)
Long-term debt and capital lease obligations, less current portion	7,657,012	7,785,740
Long-term debt from related parties	-	56,174
Long-term debt and capital lease obligations and long-term debt from related parties	$7,657,012	$7,841,914

2006 Senior Credit Agreement Table
	Maximum Amount Available June 30, 2013		Balance Outstanding June 30, 2013

Revolving Credit USD	$600,000	$600,000	$101,512	$101,512
Revolving Credit EUR	€500,000	$654,000	€100,000	$130,800
Term Loan A	$2,600,000	$2,600,000	$2,600,000	$2,600,000
		$3,854,000		$2,832,312

	Maximum Amount Available December 31, 2012		Balance Outstanding December 31, 2012

Revolving Credit USD	$600,000	$600,000	$59,340	$59,340
Revolving Credit EUR	€500,000	$659,700	€-	$-
Term Loan A	$2,600,000	$2,600,000	$2,600,000	$2,600,000
		$3,859,700		$2,659,340

Earning Per Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share
	For the three months ended June 30,		For the six months ended June 30,

	2013	2012	2013	2012
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$262,524	$289,337	$488,023	$659,835
less:
Dividend preference on Preference shares	-	25	-	51
Income available to all classes of shares	$262,524	$289,312	$488,023	$659,784

Denominators:
Weighted average number of:
Ordinary shares outstanding	302,409,369	300,415,725	302,590,288	300,310,425
Preference shares outstanding	3,842,900	3,966,600	3,907,756	3,966,301
Total weighted average shares outstanding	306,252,269	304,382,325	306,498,044	304,276,726
Potentially dilutive Ordinary shares	1,362,863	2,405,628	1,247,741	2,372,829
Potentially dilutive Preference shares	-	18,019	-	18,145
Total weighted average Ordinary shares outstanding assuming dilution	303,772,232	302,821,353	303,838,029	302,683,254
Total weighted average Preference shares outstanding assuming dilution	3,842,900	3,984,619	3,907,756	3,984,446

Basic income per Ordinary share	$0.86	$0.95	$1.59	$2.17
Fully diluted income per Ordinary share	$0.85	$0.94	$1.59	$2.15

Period	Average price paid per share	Average price paid per share(1)	Total number of shares purchased as part of publicly announced plans or programs	Total Value of Shares Repurchased(4)	Total Value of Shares Repurchased(2), (4)	Maximum value of shares that may yet be purchased under plans or programs as of the end of the period(3)
	in €	in $		in €	in $	in €	in $
				in thousands
May 2013	€52.96	$68.48	1,078,255	€57,107	$73,842	€327,910	$426,480
June 2013	€53.05	$69.95	2,502,552	€132,769	$175,047	€195,165	$255,276
Total	€53.03	$69.51	3,580,807	€189,876	$248,889

(1) The dollar value is calculated using the daily exchange rate for the share repurchases made during the month.
(2) The value of the shares repurchased in Dollar is calculated using the total value of the shares purchased in Euro converted using the daily exchange rate for the transactions.
(3) The maximum Dollar value of the shares remaining is calculated using the maximum Euro value of shares that may yet be repurchased converted at the end of the month spot rate.
(4) This amount is inclusive of fees paid in the amount of approximately $53 (€ 41) for services rendered.

Employee Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2013
Employee Benefit Plans (Tables) [Abstract]
Schedule of the components of net periodic benefit cost
	Three months ended June 30,		Six months ended June 30,

	2013	2012	2013	2012
Components of net periodic benefit cost:
Service cost	$3,818	$2,645	$7,669	$5,337
Interest cost	6,735	6,446	13,495	12,938
Expected return on plan assets	(3,400)	(3,825)	(6,800)	(7,650)
Amortization of unrealized losses	6,385	4,370	12,777	8,743
Net periodic benefit costs	$13,538	$9,636	$27,141	$19,368

Noncontrolling Interests Subject To Put Provisions (Tables)	6 Months Ended
Jun. 30, 2013
Noncontrolling Interests Subject To Put Provisions (Tables) [Abstract]
Noncontrolling Interests Subject to Put Provisions

9. Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, the development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

At June 30, 2013 and December 31, 2012, the Company's potential obligations under these put options were $541,347 and $523,260, respectively, of which, at June 30, 2013, $208,239 were exercisable. No put options were exercised during the first six months of 2013.

Following is a roll forward of noncontrolling interests subject to put provisions for the six months ended June 30, 2013 and the year ended December 31, 2012:

	June 30, 2013	December 31, 2012

Beginning balance as of January 1,	$523,260	$410,491
Contributions to noncontrolling interests	(56,330)	(114,536)
Purchase/ sale of noncontrolling interests	10,515	134,643
Contributions from noncontrolling interests	4,909	16,565
Changes in fair value of noncontrolling interests	10,333	(18,880)
Net income	48,812	94,718
Other comprehensive income (loss)	(152)	259
Ending balance as of June 30, 2013 and December 31, 2012	$541,347	$523,260

Patient Service Revenue (Tables)	6 Months Ended
Jun. 30, 2013
Patient Service Revenue by Payor (Abstract)
Patient Service Revenue [Text Block]
	For the six months ended June 30,
	2013	2012

Medicare ESRD program	$2,131,095	$1,926,433
Private/alternative payors	1,865,556	1,775,378
Medicaid and other government sources	186,059	194,154
Hospitals	209,517	201,709
Total patient service revenue	$4,392,227	$4,097,674

Financial Instrument (Tables)	6 Months Ended
Jun. 30, 2013
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments
		June 30,		December 31,
		2013		2012
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	1	$585,857	585,857	$688,040	688,040
Accounts Receivable	2	3,222,035	3,222,035	3,157,233	3,157,233

Liabilities
Accounts payable	2	693,232	693,232	745,644	745,644
Short-term borrowings	2	174,686	174,686	121,823	121,823
Long term debt, excluding 2012 Credit Agreement, Euro Notes and Senior Notes	2	563,986	563,986	721,928	721,928
2012 Credit Agreement	2	2,832,312	2,828,542	2,659,340	2,652,840
Senior Notes	2	4,730,687	5,075,954	4,743,442	5,296,325
Euro Notes	2	44,145	45,407	51,951	54,574
Noncontrolling interests subject to put provisions	3	541,347	541,347	523,260	523,260

Derivative Financial Instruments Valuation
	June 30, 2013		December 31, 2012

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	8,109	(1,566)	7,839	(7,510)
Non-current
Foreign exchange contracts	-	-	942	(187)
Interest rate contracts	-	(4,246)	-	(6,221)
Total	$8,109	$(5,812)	$8,781	$(13,918)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	12,361	(6,217)	23,396	(19,068)

Non-current
Foreign exchange contracts	1,098	(1,227)	132	(292)
Total	$13,459	$(7,444)	$23,528	$(19,360)

(1) At June 30, 2013 and December 31, 2012, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the six months ended June 30,				(Effective Portion) for the six months ended June 30,
	2013	2012	(Effective Portion)	2013	2012

Interest rate contracts	$3,585	$(4,913)	Interest income/expense	$13,094	$10,527
Foreign exchange contracts	1,962	8,883	Costs of Revenue	514	(7,261)
Foreign exchange contracts			Interest income/expense	735	1,006

	$5,547	$3,970		$14,343	$4,272

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the six months ended June 30,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2013	2012

Foreign exchange contracts	Selling, general and administrative expense	$(42,102)	$(1,458)

Foreign exchange contracts	Interest income/expense	3,397	3,066

		$(38,705)	$1,608

Other Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2013
Other Comprehensive Income (Tables) [Abstract]
Other Comprehensive Income Rollforward [Text Block]
	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2011	$(136,221)	$(111,215)	$(238,331)	$(485,767)	$3,048	$(482,719)
Other comprehensive income (loss) before reclassifications	(17,181)	-	(47,702)	(64,883)	86	(64,797)
Amounts reclassified from accumulated other comprehensive income (loss) (1)	4,892	5,316	-	10,208	-	10,208
Other comprehensive income (loss) after reclassifications	(12,289)	5,316	(47,702)	(54,675)	86	(54,589)
Balance at June 30, 2012	$(148,510)	$(105,899)	$(286,033)	$(540,442)	$3,134	$(537,308)

Balance at December 31, 2012	$(138,341)	$(179,423)	$(174,349)	$(492,113)	$2,869	$(489,244)
Other comprehensive income (loss) before reclassifications	4,902	-	(125,044)	(120,142)	(2,318)	(122,460)
Amounts reclassified from accumulated other comprehensive income (loss) (1)	9,974	7,877	-	17,851	-	17,851
Other comprehensive income (loss) after reclassifications	14,876	7,877	(125,044)	(102,291)	(2,318)	(104,609)
Balance at June 30, 2013	$(123,465)	$(171,546)	$(299,393)	$(594,404)	$551	$(593,853)

(1) See separate table below for details about these reclassifications.

Other Comprehensive Income Reclassifications [Text Block]
Details about Accumulated Other Comprehensive Income (Loss) ("AOCI") Components	Amount of (Gain) Loss reclassified from AOCI in Income		Location of (Gain) Loss reclassified from AOCI in Income
	For the six months ended June 30,
	2013	2012
(Gain) Loss related to cash flow hedges
Interest rate contracts	$13,094	$10,527	Interest income/expense
Foreign exchange contracts	514	(7,261)	Costs of Revenue
Foreign exchange contracts	735	1,006	Interest income/expense
	14,343	4,272	Total before tax
	(4,369)	620	Tax expense or benefit
	$9,974	$4,892	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Amortization of unrealized (gain) /loss	12,777	8,743	(1)
	12,777	8,743	Total before tax
	(4,900)	(3,427)	Tax expense or benefit
	$7,877	$5,316	Net of tax
Total reclassifications for the period	$17,851	$10,208	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 8 for additional details).

Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2013
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America Segment	International Segment	Segment Total	Corporate	Total
Three months ended June 30, 2013

Net revenue external customers	$2,375,247	$1,228,322	$3,603,569	$8,946	$3,612,515
Inter - segment revenue	1,771	-	1,771	(1,771)	-
Revenue	2,377,018	1,228,322	3,605,340	7,175	3,612,515
Depreciation and amortization	(81,208)	(45,701)	(126,909)	(31,892)	(158,801)
Operating income	393,806	208,964	602,770	(58,531)	544,239
Income (loss) from equity method investees	3,646	53	3,699	717	4,416
Capital expenditures, acquisitions and investments	107,948	66,175	174,123	41,757	215,880

Three months ended June 30, 2012

Net revenue external customers	$2,248,692	$1,170,902	$3,419,594	$8,379	$3,427,973
Inter - segment revenue	3,088	-	3,088	(3,088)	-
Revenue	2,251,780	1,170,902	3,422,682	5,291	3,427,973
Depreciation and amortization	(79,113)	(42,914)	(122,027)	(28,850)	(150,877)
Operating income	431,084	207,223	638,307	(49,482)	588,825
Income (loss) from equity method investees	8,338	62	8,400	(4,542)	3,858
Capital expenditures, acquisitions and investments	101,463	60,934	162,397	35,985	198,382

Six months ended June 30, 2013

Net revenue external customers	$4,662,497	$2,396,974	$7,059,471	$16,965	$7,076,436
Inter - segment revenue	2,846	-	2,846	(2,846)	-
Revenue	4,665,343	2,396,974	7,062,317	14,119	7,076,436
Depreciation and amortization	(161,368)	(90,954)	(252,322)	(62,832)	(315,154)
Operating Income	762,659	392,771	1,155,430	(117,878)	1,037,552
Income (loss) from equity method investees	7,935	968	8,903	321	9,224
Segment assets	14,094,573	5,971,985	20,066,557	2,261,790	22,328,347
thereof investments in equity method investees	247,277	375,343	622,620	(5,190)	617,430
Capital expenditures, acquisitions and investments(1)	220,280	148,877	369,157	66,294	435,451

Six months ended June 30, 2012

Net revenue external customers	$4,353,276	$2,306,991	$6,660,267	$16,461	$6,676,728
Inter - segment revenue	6,540	-	6,540	(6,540)	-
Revenue	4,359,816	2,306,991	6,666,807	9,921	6,676,728
Depreciation and amortization	(151,129)	(85,841)	(236,970)	(57,281)	(294,251)
Operating Income	778,917	402,135	1,181,052	(89,261)	1,091,791
Income (loss) from equity method investees	11,320	129	11,449	(2,094)	9,355
Segment assets	13,788,169	5,695,843	19,484,012	2,260,398	21,744,410
thereof investments in equity method investees	246,161	360,169	606,330	(2,714)	603,616
Capital expenditures, acquisitions and investments(2)	1,862,044	99,820	1,961,864	63,738	2,025,602

(1) International acquisitions exclude $11,684 of non-cash acquisitions for 2013.
(2) North America acquisitions exclude $496,386 of non-cash acquisitions and International acquisitions exclude $3,415 of non-cash acquisitions for 2012.

Supplementary Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2013
Supplementary Cash Flow Information (Tables) [Abstract]
Schedule of supplemental Cash Flow information
	Six months ended June 30,
	2013	2012
Supplementary cash flow information:
Cash paid for interest	$191,259	$155,263
Cash paid for income taxes (1)	$225,740	$229,128
Cash inflow for income taxes from stock option exercises	$3,933	$3,277

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(130,864)	$(2,337,691)
Liabilities assumed	17,173	226,377
Noncontrolling interest subject to put provisions	15,320	87,201
Noncontrolling interest	5,570	95,418
Obligations assumed in connection with acquisition	11,683	15,102
Cash paid	(81,118)	(1,913,593)
Less cash acquired	5,139	170,301
Net cash paid for acquisitions	(75,979)	(1,743,292)
Cash paid for investments	(22,894)	(390)
Cash paid for intangible assets	(2,936)	(4,497)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$(101,809)	$(1,748,179)

(1) Net of tax refund.

Supplemental Condensed Combining Information (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2012	Jun. 30, 2013
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the six months ended June 30, 2013
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,006,662	$-	$7,664,410	$(1,594,636)	$7,076,436
Cost of revenue	-	-	663,055	-	5,719,837	(1,574,347)	4,808,545
Gross profit	-	-	343,607	-	1,944,573	(20,289)	2,267,891
Operating expenses (income):
Selling, general and administrative (1)	-	40,547	106,983	(55,685)	1,057,633	19,568	1,169,046
Research and development	-	-	36,549	-	24,912	(168)	61,293
Operating (loss) income	-	(40,547)	200,075	55,685	862,028	(39,689)	1,037,552
Other (income) expense:
Interest, net	(3,417)	95,049	3,804	87,078	24,349	417	207,280
Other, net	-	(615,001)	164,333	(383,157)	-	833,825	-
Income (loss) before income taxes	3,417	479,405	31,938	351,764	837,679	(873,931)	830,272
Income tax expense (benefit)	1,240	(8,618)	37,248	(12,385)	285,430	(30,301)	272,614
Net Income (loss)	2,177	488,023	(5,310)	364,149	552,249	(843,630)	557,658
Net Income attributable to noncontrolling interests	-	-	-	-	-	69,635	69,635
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$2,177	$488,023	$(5,310)	$364,149	$552,249	$(913,265)	$488,023

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

	For the six months ended June 30, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$928,262	$-	$7,183,245	$(1,434,779)	$6,676,728
Cost of revenue	-	-	587,675	-	5,317,223	(1,424,553)	4,480,345
Gross profit	-	-	340,587	-	1,866,022	(10,226)	2,196,383
Operating expenses (income):
Selling, general and administrative (1)	-	5,066	104,788	68,031	836,598	34,649	1,049,132
Research and development	-	-	34,134	-	21,326	-	55,460
Operating (loss) income	-	(5,066)	201,665	(68,031)	1,008,098	(44,875)	1,091,791
Other (income) expense:
Investment gain	-	-	-	-	(139,600)	-	(139,600)
Interest, net	(3,412)	103,541	1,741	72,356	28,849	-	203,075
Other, net	-	(817,512)	130,561	(505,714)	-	1,192,665	-
Income (loss) before income taxes	3,412	708,905	69,363	365,327	1,118,849	(1,237,540)	1,028,316
Income tax expense (benefit)	1,250	49,070	58,233	(55,383)	394,507	(138,359)	309,318
Net Income (loss)	2,162	659,835	11,130	420,710	724,342	(1,099,181)	718,998
Net Income attributable to noncontrolling interests	-	-	-	-	-	59,163	59,163
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$2,162	$659,835	$11,130	$420,710	$724,342	$(1,158,344)	$659,835

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

Balance sheet information segregated by issuers and guarantors
	At June 30, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$4,932	$595	$-	$550,768	$29,561	$585,857
Trade accounts receivable, less allowance for doubtful accounts	-	-	178,405	-	2,852,762	-	3,031,167
Accounts receivable from related parties	1,269,703	1,816,703	1,647,943	1,665,304	4,471,651	(10,680,436)	190,868
Inventories	-	-	293,332	-	898,209	(136,442)	1,055,099
Prepaid expenses and other current assets	-	104,662	46,298	67	842,973	777	994,777
Deferred taxes	-	-	-	-	291,134	899	292,033
Total current assets	1,269,704	1,926,297	2,166,573	1,665,371	9,907,497	(10,785,641)	6,149,801

Property, plant and equipment, net	-	540	215,429	-	2,839,566	(120,395)	2,935,140
Intangible assets	-	690	72,003	-	608,636	(65)	681,264
Goodwill	-	-	54,374	-	11,414,225	-	11,468,599
Deferred taxes	-	69,036	7,645	-	123,080	(64,130)	135,631
Other assets and notes receivables (1)	-	12,780,039	28,056	12,140,029	5,998,848	(29,989,060)	957,912
Total assets	$1,269,704	$14,776,602	$2,544,080	$13,805,400	$30,891,852	$(40,959,291)	$22,328,347

Current liabilities:
Accounts payable	$-	$659	$36,248	$-	$457,040	$-	$493,947
Accounts payable to related parties	-	2,064,018	730,076	1,597,911	6,525,218	(10,717,938)	199,285
Accrued expenses and other current liabilities	29,771	45,648	133,908	3,262	1,618,116	459	1,831,164
Short-term borrowings	-	42	-	-	115,280	-	115,322
Short-term borrowings from related parties	-	-	-	-	59,364	-	59,364
Current portion of long-term debt and capital lease obligations	-	280,629	-	200,000	33,489	-	514,118
Income tax payable	-	103,521	-	-	41,548	9,869	154,938
Deferred taxes	-	4,820	9,638	-	63,487	(40,536)	37,409
Total current liabilities	29,771	2,499,337	909,870	1,801,173	8,913,542	(10,748,146)	3,405,547

Long term debt and capital lease obligations, less current portion	1,169,932	207,763	-	2,501,512	6,993,976	(3,216,171)	7,657,012
Long term borrowings from related parties	-	3,185,549	651,161	2,006,006	7,433	(5,850,149)	-
Other liabilities	-	5,775	13,340	11,830	261,047	32,346	324,338
Pension liabilities	-	9,464	208,554	-	214,042	-	432,060
Income tax payable	2,633	26,974	-	-	42,109	133,722	205,438
Deferred taxes	-	-	-	-	680,438	(27,826)	652,612
Total liabilities	1,202,336	5,934,862	1,782,925	6,320,521	17,112,587	(19,676,224)	12,677,007

Noncontrolling interests subject to put provisions	-	-	-	-	541,347	-	541,347
Total FMC-AG & Co. KGaA shareholders' equity	67,368	8,841,740	761,155	7,484,879	12,969,665	(21,283,067)	8,841,740
Noncontrolling interests not subject to put provisions	-	-	-	-	268,253	-	268,253
Total equity	67,368	8,841,740	761,155	7,484,879	13,237,918	(21,283,067)	9,109,993
Total liabilities and equity	$1,269,704	$14,776,602	$2,544,080	$13,805,400	$30,891,852	$(40,959,291)	$22,328,347

(1) Other Assets and notes receivables are presented net of investment in equity method investees.

	At December 31, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$78	$501	$-	$686,457	$1,003	$688,040
Trade accounts receivable, less allowance for doubtful accounts	-	-	170,627	-	2,848,797	-	3,019,424
Accounts receivable from related parties	1,269,471	2,257,445	1,449,317	3,562,953	4,398,630	(12,800,007)	137,809
Inventories	-	-	271,039	-	885,613	(119,843)	1,036,809
Prepaid expenses and other current assets	-	72,022	27,693	167	837,152	727	937,761
Deferred taxes	-	-	-	-	311,280	(3,667)	307,613
Total current assets	1,269,472	2,329,545	1,919,177	3,563,120	9,967,929	(12,921,787)	6,127,456

Property, plant and equipment, net	-	611	206,873	-	2,856,000	(122,881)	2,940,603
Intangible assets	-	584	67,874	-	641,714	(56)	710,116
Goodwill	-	-	54,848	-	11,367,041	-	11,421,889
Deferred taxes	-	51,111	10,123	-	131,452	(58,933)	133,753
Other assets and notes receivables (1)	-	12,675,998	650,255	11,766,104	(4,751,531)	(19,348,645)	992,181
Total assets	$1,269,472	$15,057,849	$2,909,150	$15,329,224	$20,212,605	$(32,452,302)	$22,325,998

Current liabilities:
Accounts payable	$-	$1,935	$41,114	$-	$579,245	$-	$622,294
Accounts payable to related parties	-	2,234,205	491,525	1,598,852	8,663,240	(12,864,472)	123,350
Accrued expenses and other current liabilities	29,771	27,530	102,728	3,157	1,611,997	12,288	1,787,471
Short-term borrowings	-	38	-	-	117,812	-	117,850
Short-term borrowings from related parties	-	-	-	-	3,973	-	3,973
Current portion of long-term debt and capital lease obligations	-	207,160	-	100,000	27,587	-	334,747
Income tax payable	-	130,636	-	-	19,367	-	150,003
Deferred taxes	-	1,622	8,126	-	61,774	(41,219)	30,303
Total current liabilities	29,771	2,603,126	643,493	1,702,009	11,084,995	(12,893,403)	3,169,991

Long term debt and capital lease obligations, less current portion	1,172,397	285,049	-	2,559,340	7,020,190	(3,251,236)	7,785,740
Long term borrowings from related parties	-	3,212,455	657,284	2,019,925	64,530	(5,898,020)	56,174
Other liabilities	-	6,696	12,679	110,637	130,634	33,923	294,569
Pension liabilities	-	7,753	202,219	-	213,389	-	423,361
Income tax payable	2,113	264	-	-	52,684	146,581	201,642
Deferred taxes	-	-	-	-	685,158	(21,157)	664,001
Total liabilities	1,204,281	6,115,343	1,515,675	6,391,911	19,251,580	(21,883,312)	12,595,478

Noncontrolling interests subject to put provisions	-	-	-	-	523,260	-	523,260
Total FMC-AG & Co. KGaA shareholders' equity	65,191	8,942,506	1,393,475	8,937,313	173,011	(10,568,990)	8,942,506
Noncontrolling interests not subject to put provisions	-	-	-	-	264,754	-	264,754
Total equity	65,191	8,942,506	1,393,475	8,937,313	437,765	(10,568,990)	9,207,260
Total liabilities and equity	$1,269,472	$15,057,849	$2,909,150	$15,329,224	$20,212,605	$(32,452,302)	$22,325,998

(1) Other Assets and notes receivables are presented net of investment in equity method investees.

Statement of cash flows information segregated by issuers and guarantors
	For the six months ended June 30, 2013
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Operating Activities:
Net income (loss)	$2,177	$488,023	$(5,310)	$364,149	$552,249	$(843,630)	$557,658
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(331,592)	-	(383,157)	-	714,749	-
Depreciation and amortization	-	330	24,691	-	305,236	(15,103)	315,154
Change in deferred taxes, net	-	(19,248)	3,651	-	18,363	(9,336)	(6,570)
(Gain) loss on sale of fixed assets and investments	-	(12)	(153)	-	(6,089)	-	(6,254)
Compensation expense related to stock options	-	12,777	-	-	-	-	12,777
Cash inflow (outflow) from hedging	-	(4,028)	-	-	-	-	(4,028)
Investments in equity method investees, net	-	22,691	-	-	(7,940)	-	14,751
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(11,574)	-	(51,000)	-	(62,574)
Inventories	-	-	(24,736)	-	(29,542)	20,013	(34,265)
Prepaid expenses and other current and non-current assets	-	10,768	(17,389)	(53,403)	60,215	28,585	28,776
Accounts receivable from / payable to related parties	(410)	286,966	68,660	57,847	(462,322)	70,579	21,320
Accounts payable, accrued expenses and other current and non-current liabilities	-	10,171	38,199	106	(53,631)	(3,854)	(9,009)
Income tax payable	520	729	-	(12,385)	(1,376)	25,313	12,801
Net cash provided by (used in) operating activities	2,287	477,575	76,039	(26,843)	324,163	(12,684)	840,537

Investing Activities:
Purchases of property, plant and equipment	-	(45)	(39,394)	-	(311,089)	16,886	(333,642)
Proceeds from sale of property, plant and equipment	-	17	271	-	14,508	-	14,796
Disbursement of loans to related parties	-	45,738	-	28,419	-	(74,157)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(23,076)	(1,943)	-	(100,883)	24,093	(101,809)
Proceeds from divestitures	-	-	-	-	17,824	-	17,824
Net cash provided by (used in) investing activities	-	22,634	(41,066)	28,419	(379,640)	(33,178)	(402,831)

Financing Activities:
Short-term borrowings, net	-	4	(34,873)	-	35,808	-	939
Long-term debt and capital lease obligations, net	(2,287)	354	-	1,730,386	(1,769,326)	74,157	33,284
Increase (decrease) of accounts receivable securitization program	-	-	-	-	23,000	-	23,000
Proceeds from exercise of stock options	-	32,210	-	-	3,932	-	36,142
Purchase of treasury stock	-	(230,654)	-	-	-	-	(230,654)
Dividends paid	-	(296,134)	-	-	(1,665)	1,665	(296,134)
Capital increase (decrease)	-	-	-	(1,731,962)	1,733,364	(1,402)	-
Distributions to noncontrolling interest	-	-	-	-	(117,855)	-	(117,855)
Contributions from noncontrolling interest	-	-	-	-	27,157	-	27,157
Net cash provided by (used in) financing activities	(2,287)	(494,220)	(34,873)	(1,576)	(65,585)	74,420	(524,121)
Effect of exchange rate changes on cash and cash equivalents	-	(1,135)	(6)	-	(14,627)	-	(15,768)

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	-	4,854	94	-	(135,689)	28,558	(102,183)
Cash and cash equivalents at beginning of period	1	78	501	-	686,457	1,003	688,040
Cash and cash equivalents at end of period	$1	$4,932	$595	$-	$550,768	$29,561	$585,857

	For the six months ended June 30, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH		Combining Adjustment		Combined Total

Operating Activities:
Net income (loss)	$2,162	$659,835	$11,130	$420,710	$724,342	$(1,099,181)	$718,998
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(532,403)	-	(505,714)	-	1,038,117	-
Depreciation and amortization	-	221	23,540	-	284,698	(14,208)	294,251
Change in deferred taxes, net	-	14,485	5,121	-	48,162	(2,834)	64,934
(Gain) loss on sale of fixed assets and investments	-	(40)	20	-	(32,954)	-	(32,974)
Investment (gain)	-	-	-	-	(139,600)	-	(139,600)
Compensation expense related to stock options	-	12,949	-	-	-	-	12,949
Cash outflow from hedging	-	1,334	-	-	(15,408)	-	(14,074)
Investments in equity method investees, net	-	36,785	-	-	(7,806)	-	28,979
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(13,554)	-	1,056	-	(12,498)
Inventories	-	-	(52,595)	-	(19,998)	7,772	(64,821)
Prepaid expenses and other current and non-current assets	-	120,331	(21,321)	73,363	(47,295)	(820)	124,258
Accounts receivable from / payable to related parties	(4,127)	(241,016)	66,759	70,910	36,203	52,513	(18,758)
Accounts payable, accrued expenses and other current and non-current liabilities	-	(812)	35,310	3,822	(19,087)	(1,905)	17,328
Income tax payable	252	(11,026)	-	(55,383)	54,560	(35,415)	(47,012)
Net cash provided by (used in) operating activities	(1,713)	60,643	54,410	7,708	866,873	(55,961)	931,960

Investing Activities:
Purchases of property, plant and equipment	-	(361)	(31,912)	-	(262,701)	17,551	(277,423)
Proceeds from sale of property, plant and equipment	-	40	147	-	3,477	-	3,664
Disbursement of loans to related parties	-	(45,917)	82	513,595	-	(467,760)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(1,627,403)	(488)	-	(1,747,201)	1,626,913	(1,748,179)
Proceeds from divestitures	-	45	-	-	228,206	(45)	228,206
Net cash provided by (used in) investing activities	-	(1,673,596)	(32,171)	513,595	(1,778,219)	1,176,659	(1,793,732)

Financing Activities:
Short-term borrowings, net	-	9,306	(21,944)	-	27,972	-	15,334
Long-term debt and capital lease obligations, net	1,713	1,943,267	-	(521,303)	(418,270)	467,760	1,473,167
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(82,500)	-	(82,500)
Proceeds from exercise of stock options	-	19,471	-	-	3,277	-	22,748
Dividends paid	-	(271,733)	-	-	-	-	(271,733)
Capital increase (decrease)	-	-	-	-	1,590,083	(1,590,083)	-
Distributions to noncontrolling interest	-	-	-	-	(79,334)	-	(79,334)
Contributions from noncontrolling interest	-	-	-	-	11,763	-	11,763
Net cash provided by (used in) financing activities	1,713	1,700,311	(21,944)	(521,303)	1,052,991	(1,122,323)	1,089,445

Effect of exchange rate changes on cash and cash equivalents	-	1,065	(12)	-	(8,640)	-	(7,587)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	-	88,423	283	-	133,005	(1,625)	220,086
Cash and cash equivalents at beginning of period	1	2	144	-	457,145	-	457,292
Cash and cash equivalents at end of period	$1	$88,425	$427	$-	$590,150	$(1,625)	$677,378

Other comprehensive income statement segregated by issuers and guarantors
	For the six months ended June 30, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$2,162	$659,835	$11,130	$420,710	$724,342	$(1,099,181)	$718,998
Gain (loss) related to cash flow hedges	-	(5,916)	(9)	11,725	2,442	-	8,242
Actuarial gain (loss) on defined benefit pension plans	-	15	186	8,536	6	-	8,743
Gain (loss) related to foreign currency translation	-	26,112	18,886	-	(94,106)	1,492	(47,616)
Income tax (expense) benefit related to components of other comprehensive income	-	3,427	(51)	(7,993)	(19,341)	-	(23,958)
Other comprehensive income (loss), net of tax	-	23,638	19,012	12,268	(110,999)	1,492	(54,589)
Total comprehensive income	$2,162	$683,473	$30,142	$432,978	$613,343	$(1,097,689)	$664,409
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	59,249	59,249
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$2,162	$683,473	$30,142	$432,978	$613,343	$(1,156,938)	$605,160

	For the six months ended June 30, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$2,177	$488,023	$(5,310)	$364,149	$552,249	$(843,630)	$557,658
Gain (loss) related to cash flow hedges	-	14,431	-	-	5,459	-	19,890
Actuarial gain (loss) on defined benefit pension plans	-	65	1,267	11,335	110	-	12,777
Gain (loss) related to foreign currency translation	-	27,707	(6,535)	-	(154,567)	6,033	(127,362)
Income tax (expense) benefit related to components of other comprehensive income	-	(4,162)	(369)	(4,472)	(911)	-	(9,914)
Other comprehensive income (loss), net of tax	-	38,041	(5,637)	6,863	(149,909)	6,033	(104,609)
Total comprehensive income	$2,177	$526,064	$(10,947)	$371,012	$402,340	$(837,597)	$453,049
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	67,317	67,317
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$2,177	$526,064	$(10,947)	$371,012	$402,340	$(904,914)	$385,732

Acquisition of Liberty Dialysis Holdings (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Business Acquisition [Line Items]
Trade accounts receivable	$ 3,031,167		$ 3,031,167		$ 3,019,424
Other current assets	994,777		994,777		937,761
Goodwill	11,468,599		11,468,599		11,421,889
Income tax payable, current	154,938		154,938		150,003
Short Term Borrowings Due To Related Parties Current Acquisitions	59,364		59,364		3,973
Cash Paid	(81,118)	(1,913,593)	(81,118)	(1,913,593)
Revenue	3,612,515	3,427,973	7,076,436	6,676,728
Operating income	544,239	588,825	1,037,552	1,091,791
Liberty Dialysis Holdings [Member]
Business Acquisition [Line Items]
Other current assets	164,068		164,068
Trade accounts receivable	149,219		149,219
Other current assets	17,458		17,458
Deferred Tax Asset	14,932		14,932
Property, plant and equipment	168,335		168,335
Intangible assets and other assets	84,556		84,556
Goodwill	2,003,465		2,003,465
Accounts payable, accrued expenses and other current liabilities	(105,403)		(105,403)
Income tax payable, current	(33,597)		(33,597)
Short Term Borrowings Due To Related Parties Current Acquisitions	(72,101)		(72,101)
Other Liabilities	(39,923)		(39,923)
Noncontrolling interests (subject and not subject to put provisions)	(169,651)		(169,651)
Total acquisition cost	2,181,358		2,181,358
Investment at acquisition date	(201,915)		(201,915)
Long Term Note Receivable Acquisitions	(282,784)		(282,784)
Total non-cash items	(484,699)		(484,699)
Cash Paid	$ 1,696,659		$ 1,696,659

Acquisition of Liberty Dialysis Holdings - Pro Forma (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	3 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 LibertyAcquisitionProForma [Member]
Pro Forma [Line Items]
Pro forma net revenue	$ 6,782,198	$ 3,420,560
Pro forma net income attributable to the shareholders of FMC-AG & co. KGaA	$ 529,400	$ 266,093
Basic	1.74	0.87
Fully diluted	1.73	0.87

Related Party Transactions (Details) In Thousands, unless otherwise specified	6 Months Ended		6 Months Ended
	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Fresenius SE [Member] USD ($)	Jun. 30, 2013 Fresenius SE [Member] EUR (€)	Jun. 30, 2013 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Jun. 30, 2013 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Jun. 30, 2013 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Jun. 30, 2013 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Jun. 30, 2013 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Jun. 30, 2012 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Jun. 30, 2013 Fresenius SE [Member] Taxes Receivable [Member] USD ($)	Jun. 30, 2013 Fresenius SE [Member] Taxes Receivable [Member] EUR (€)	Jun. 30, 2013 General Partner [Member] USD ($)	Jun. 30, 2013 General Partner [Member] EUR (€)	Jun. 30, 2013 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Jun. 30, 2012 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Jun. 30, 2013 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Jun. 30, 2012 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Jun. 30, 2013 Equity Method Investees [Member] Sales To Related Party [Member] USD ($)	Jun. 30, 2013 Fresenius SE Subsidiary [Member] USD ($)
Related Party Transactions [Line Items]
FSE ownership percentage	30.30%
Amount of transaction					$ 57,253	$ 38,418	$ 3,387	$ 3,184	$ 13,317	$ 12,660	$ 15,598	$ 12,646	$ 22,066	$ 24,488	$ 6,108	€ 4,770			$ 9,136	$ 6,453	$ 8,864	$ 8,565	$ 655
Due to related parties	$ 199,285	$ 123,350	$ 4,098	€ 3,200													$ 1,921	€ 1,500						$ 57,496
Interest rate			1.49%	1.49%													2.13%	2.13%						6.10%
Date of repayment	May 23, 2014		Apr 30, 2012	Apr 30, 2012													Aug 20, 2013	Aug 20, 2013						Apr 14, 2013

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 179,242	$ 171,373
Work in process	88,248	83,258
Finished goods	644,376	627,338
Health care supplies	143,233	154,840
Inventories	$ 1,055,099	$ 1,036,809

Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Fresenius SE [Member]	Jun. 30, 2013 General Partner [Member]
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit	$ 115,322	$ 117,850
Related Party Transaction [Line Items]
Related Party Transaction Rate			1.49%	2.13%
Short-term borrowings and other financial liabilities	115,322	117,850
Short Term Borrowings Due To Related Parties Current Acquisitions	59,364	3,973
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$ 174,686	$ 121,823

Long-term Debt and Capital Lease Obligations (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Amended 2006 Senior Credit Agreement [Member]	Mar. 31, 2013 Senior Credit Agreement 2012 Member [Member]	Dec. 31, 2012 Senior Credit Agreement 2012 Member [Member]	Dec. 31, 2012	Jun. 30, 2013 RevolvingCreditEUR [Member]	Dec. 31, 2012 RevolvingCreditEUR [Member]	Jun. 30, 2013 Long Term Debt [Member]	Dec. 31, 2012 Long Term Debt [Member]	Dec. 31, 2012 Amended 2006 Senior Credit Agreement [Member]	Jun. 30, 2013 Term Loan [Member] TermLoanA2012 [Member]	Dec. 31, 2012 Term Loan [Member] TermLoanA2012 [Member]	Jun. 30, 2013 Revolving Credit Facility [Member]	Jun. 30, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Jun. 30, 2013 Euro Notes [Member]	Dec. 31, 2012 Euro Notes [Member]	Jun. 30, 2013 EIB Agreements [Member]	Dec. 31, 2012 EIB Agreements [Member]	Mar. 31, 2013 Accounts Receivable Facility [Member]
Debt Instrument [Line Items]
Senior Credit Agreement			$ 2,832,312								$ 2,659,340
Senior Long Term Notes															4,730,687	4,743,442	44,145	51,951	231,926	324,334
Capital lease obligations	13,772	15,618
Other	133,288	163,802
Long-term debt and capital lease obligations	8,171,130	8,120,487
Less current maturities	514,118	334,747
Total long-term debt less current maturities	7,657,012	7,785,740
Revolving credit maximum amount available	3,854,000	3,859,700				600,000		659,700				2,600,000	2,600,000	600,000
Revolving credit balance outstanding	2,832,312	2,659,340				59,340						2,600,000	2,600,000	101,512
Maximum amount available							654,000
Balance outstanding							130,800
Line of credit outstanding which reduces available borrowings under the revolving credit facility				11,065	77,188																65,622
Accounts receivable facility									$ 185,000	$ 162,000

Earnings Per Share (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Numerators:
Income attributable to the Company	$ 262,524,000	$ 289,337,000	$ 488,023,000	$ 659,835,000
Less: Dividend preference on Preference shares		25,000		51,000
Income available to all classes of shares	262,524,000	289,312,000	488,023,000	659,784,000
Denominators:
Weighted average number of ordinary shares outstanding	302,409,369	300,415,725	302,590,288	300,310,425
Weighted average number of preference shares outstanding	3,842,900	3,966,600	3,907,756	3,966,301
Total weighted average shares outstanding	306,252,269	304,382,325	306,498,044	304,276,726
Potentially dilutive Ordinary shares	1,362,863	2,405,628	1,247,741	2,372,829
Potentially dilutive Preference shares	0	18,019	0	18,145
Total weighted average Ordinary shares outstanding assuming dilution	303,772,232	302,821,353	303,838,029	302,683,254
Total weighted average Preference shares outstanding assuming dilution	3,842,900	3,984,619	3,907,756	3,984,446
Basic income per Ordinary share	0.86	0.95	1.59	2.17
Fully diluted income per Ordinary share	$ 0.85	$ 0.94	$ 1.59	$ 2.15

Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 3,818	$ 2,645	$ 7,669	$ 5,337
Interest cost	6,735	6,446	13,495	12,938
Expected return on plan assets	(3,400)	(3,825)	(6,800)	(7,650)
Amortization of unrealized losses	6,385	4,370	12,777	8,743
Net periodic benefit costs	$ 13,538	$ 9,636	$ 27,141	$ 19,368

Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 541,347		$ 541,347		$ 523,260
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			523,260
Dividends paid			296,134		271,733
Minority interest increase from stock issuance			(10,111)		59,787
Minority interest decrease from distributions to noncontrolling interest holders			(20,121)		26,428
Changes in fair value of noncontrolling interests			(10,333)		18,880
Net Income	297,575	325,304	557,658	718,998
Other comprehensive income loss net of tax	(52,028)	(156,494)	(104,609)	(54,589)
Noncontrolling interests subject to put provisions ending balance	541,347		541,347		523,260
Put provisions exercisable	208,239		208,239
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			410,491
Dividends paid			(56,330)		(114,536)
Minority interest increase from stock issuance			10,515		134,643
Minority interest decrease from distributions to noncontrolling interest holders			4,909		16,565
Changes in fair value of noncontrolling interests			10,333		(18,880)
Net Income			48,812		94,718
Other comprehensive income loss net of tax			(152)		259
Noncontrolling interests subject to put provisions ending balance					$ 410,491

Patient Service Revenue (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 4,392,227	$ 4,097,674
Medicare ESRD program
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	2,131,095	1,926,433
Hospitals
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	209,517	201,709
Private
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	1,865,556	1,775,378
Medicaid and other government sources
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 186,059	$ 194,154

Commitments and Contingencies (Details) (Insurance Claims [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Insurance Claims [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual Carrying Value Current	$ 115,000

Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents	$ 585,857	$ 688,040	$ 677,378	$ 457,292
Liabilities:
Short-term borrowings	115,322	117,850
Short-term borrowings from related parties	59,364	3,973
Noncontrolling interests subject to put provisions	541,347	523,260
Notional amount of foreign currency cash flow hedge derivatives	201,150	611,488
Notional amount of interest rate derivatives	1,344,019	1,574,667
Amount estimated to be transferred in the future from accumulated OCI into earnings	974
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Derivative assets subject to master netting agreements	16,854	32,044
Derivative liabilities subject to master netting agreements	9,631	19,193
Derivative net assets subject to master netting agreements	11,937	20,773
Derivative net liabiltiies subject to master netting agreements	4,714	7,922
Euro Notes [Member]
Liabilities:
Senior Long Term Notes	44,145	51,951
Senior Notes [Member]
Liabilities:
Senior Long Term Notes	4,730,687	4,743,442
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	585,857	688,040
Accounts receivable	3,222,035	3,157,233
Liabilities:
Accounts Payable	693,232	745,644
Short-term borrowings	174,686	121,823
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	563,986	721,928
Senior Credit Agreement	2,832,312	2,659,340
Noncontrolling interests subject to put provisions	541,347	523,260
Carrying Reported Amount Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	44,145	51,951
Carrying Reported Amount Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	4,730,687	4,743,442
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	585,857	688,040
Accounts receivable	3,222,035	3,157,233
Liabilities:
Accounts Payable	693,232	745,644
Short-term borrowings	174,686	121,823
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	563,986	721,928
Senior Credit Agreement	2,828,542	2,652,840
Noncontrolling interests subject to put provisions	541,347	523,260
Portion At Fair Value Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	45,407	54,574
Portion At Fair Value Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	$ 5,075,954	$ 5,296,325

Financial Instruments (Details 1) (Significant Observable Inputs (Level 2), USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	$ 8,109	$ 8,781
Liabilities	(5,812)	(13,918)
Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	13,459	23,528
Liabilities	(7,444)	(19,360)
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	8,109	7,839
Liabilities	(1,566)	(7,510)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	12,361	23,396
Liabilities	(6,217)	(19,068)
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	0	942
Liabilities		(187)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	1,098	132
Liabilities	(1,227)	(292)
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Liabilities	$ (4,246)	$ (6,221)

Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Designated As Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	$ 5,547	$ 3,970
Amount of (Gain) or Loss Recognized in Income on Derivatives AOCI	14,343	4,272
Designated As Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	3,585	(4,913)
Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	1,962	8,883
Nondesignated as Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(38,705)	1,608
Interest Income Expense [Member] | Designated As Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives AOCI	13,094	10,527
Interest Income Expense [Member] | Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives AOCI	735	1,006
Interest Income Expense [Member] | Nondesignated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	3,397	3,066
Cost Of Sale [Member] | Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives AOCI	514	(7,261)
Selling, General and Administrative Expense [Member] | Nondesignated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ (42,102)	$ (1,458)

Other Comprehensive Income - Rollforward (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Balance			$ (489,244)	$ (482,719)
Other comprehensive income (loss) before reclassifications	(122,460)	(64,797)
AOCI reclassifications	17,851	10,208
Other comprehensive income loss net of taxes	(104,609)	(54,589)
Ending Balance OCI	(593,853)	(537,308)
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member]
Balance			(138,341)	(136,221)
Other comprehensive income (loss) before reclassifications	4,902	(17,181)
AOCI reclassifications	9,974	4,892
Other comprehensive income loss net of taxes	14,876	(12,289)
Ending Balance OCI	(123,465)	(148,510)
Accumulate benefit plans adjustment [Member]
Balance			(179,423)	(111,215)
AOCI reclassifications	7,877	5,316
Other comprehensive income loss net of taxes	7,877	5,316
Ending Balance OCI	(171,546)	(105,899)
Accumulated translation adjustments (Domain) [Member]
Balance			(174,349)	(238,331)
Other comprehensive income (loss) before reclassifications	(125,044)	(47,702)
Other comprehensive income loss net of taxes	(125,044)	(47,702)
Ending Balance OCI	(299,393)	(286,033)
Total, before non-controlling interests
Balance			(492,113)	(485,767)
Other comprehensive income (loss) before reclassifications	(120,142)	(64,883)
AOCI reclassifications	17,851	10,208
Other comprehensive income loss net of taxes	(102,291)	(54,675)
Ending Balance OCI	(594,404)	(540,442)
Noncontrolling interests not subject to put provisions [Member]
Balance			2,869	3,048
Other comprehensive income (loss) before reclassifications	(2,318)	86
Other comprehensive income loss net of taxes	(2,318)	86
Ending Balance OCI	$ 551	$ 3,134

Other Comprehensive Income - Reclassifications (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Other comprehensive income derivatives qualifying as hedges net of tax period increase decrease abstract
Interest rate contracts			$ 13,094	$ 10,527
Foreign exchange contracts cost of revenue			514	(7,261)
Foreign exchange contracts interest			735	1,006
Total before tax			14,343	4,272
Tax expense or benefit			(4,369)	620
Net of tax			9,974	4,892
Other comprehensive income defined benefit plans adjustment net of tax period increase decrease abstract
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	6,385	4,370	12,777	8,743
Total before tax			12,777	8,743
Benefit plans tax expense			(4,900)	(3,427)
Benefit plans net of tax			7,877	5,316
Total reclassifications for the period			$ 17,851	$ 10,208

Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	$ 3,612,515	$ 3,427,973	$ 7,076,436	$ 6,676,728
Segment depreciation and amortization	(158,801)	(150,877)	(315,154)	(294,251)
Operating income	544,239	588,825	1,037,552	1,091,791
Income from equity method investees	4,416	3,858	9,224	9,355
Segment assets	22,328,347		22,328,347		22,325,998
thereof investment in equity method investees	617,430		617,430		637,373
Capital expenditures, acquisitions and investments	215,880	198,382	435,451	2,025,602
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	3,603,569	3,419,594	7,059,471	6,660,267
Inter - segment revenue	1,771	3,088		6,540
Segment revenue	3,605,340	3,422,682	7,062,317	6,666,807
Segment depreciation and amortization	(126,909)	(122,027)	(252,322)	(236,970)
Operating income	602,770	638,307	1,155,430	1,181,052
Income from equity method investees	3,699	8,400	8,903	11,449
Segment assets	20,066,557	19,484,012	20,066,557	19,484,012
thereof investment in equity method investees	622,620	606,330	622,620	606,330
Capital expenditures, acquisitions and investments	174,123	162,397	369,157	1,961,864
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	2,375,247	2,248,692	4,662,497	4,353,276
Inter - segment revenue	1,771	3,088	2,846	6,540
Segment revenue	2,377,018	2,251,780	4,665,343	4,359,816
Segment depreciation and amortization	(81,208)	(79,113)	(161,368)	(151,129)
Operating income	393,806	431,084	762,659	778,917
Income from equity method investees	3,646	8,338	7,935	11,320
Segment assets	14,094,573	13,788,169	14,094,573	13,788,169
thereof investment in equity method investees	247,277	246,161	247,277	246,161
Capital expenditures, acquisitions and investments	107,948	101,463	220,280	1,862,044
Exclusion of non-cash acquisitions			6,000
International [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	1,228,322	1,170,902	2,396,974	2,306,991
Inter - segment revenue			2,846
Segment revenue	1,228,322	1,170,902	2,396,974	2,306,991
Segment depreciation and amortization	(45,701)	(42,914)	(90,954)	(85,841)
Operating income	208,964	207,223	392,771	402,135
Income from equity method investees	53	62	968	129
Segment assets	5,971,985	5,695,843	5,971,985	5,695,843
thereof investment in equity method investees	375,343	360,169	375,343	360,169
Capital expenditures, acquisitions and investments	66,175	60,934	148,877	99,820
Exclusion of non-cash acquisitions			1,731	8,884
Corporate1 [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	8,946	8,379	16,965	16,461
Inter - segment revenue	(1,771)	(3,088)	(2,846)	(6,540)
Segment revenue	7,175	5,291	14,119	9,921
Segment depreciation and amortization	(31,892)	(28,850)	(62,832)	(57,281)
Operating income	(58,531)	(49,482)	(117,878)	(89,261)
Income from equity method investees	717	(4,542)	321	(2,094)
Segment assets	2,261,790	2,260,398	2,261,790	2,260,398
thereof investment in equity method investees	(5,190)	(2,714)	(5,190)	(2,714)
Capital expenditures, acquisitions and investments	41,757	35,985	66,294	63,738
Exclusion of non-cash acquisitions				$ 2,125

Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Supplementary cash flow information:
Cash paid for interest	$ 191,259	$ 155,263
Cash paid for income taxes, net of tax refund	225,740	229,128
Cash inflow for income taxes from stock option exercises	3,933	3,277
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(130,864)	(2,337,691)
Liabilities assumed	17,173	226,377
Noncontrolling interest	5,570	95,418
Notes assumed in connection with acquisition	11,683	15,102
Noncontrolling Interest Subject To Put Provisions	15,320	87,201
Cash Paid	(81,118)	(1,913,593)
Less cash acquired in acquisition	5,139	170,301
Net cash paid for acquisitions	(75,979)	(1,743,292)
CashPaidForInvestments	(22,894)	(390)
Cash Paid For Intangible Assets	(2,936)	(4,497)
Cash Paid For Acquisitions And Investments Net Of Cash Acquired And Purchases Of Intangible Assets	$ (101,809)	$ (1,748,179)

Supplemental Condensed Combining Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Income
Net revenue	$ 3,612,515	$ 3,427,973	$ 7,076,436	$ 6,676,728
Cost of revenues	2,454,142	2,301,099	4,808,545	4,480,345
Gross profit	1,158,373	1,126,874	2,267,891	2,196,383
Selling, general and administrative			1,169,046	1,049,132
Research and development	30,921	26,938	61,293	55,460
Operating income	544,239	588,825	1,037,552	1,091,791
Other (income) expense:
Interest, net			207,280	203,075
Gain on the sale of dialysis clinics	(7,727)	(24,647)	(8,800)
Income before income taxes	441,188	497,545	830,272	1,028,316
Income tax expense	143,613	172,241	272,614	309,318
Net Income	297,575	325,304	557,658	718,998
Other comprehensive income loss derivatives qualifying as hedges before tax	3,993	12,525	19,890	8,242
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	6,385	4,370	12,777	8,743
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(59,174)	(168,412)	(127,362)	(47,616)
Other comprehensive income loss tax	(3,232)	(4,977)	(9,914)	(23,958)
Less: Net income attributable to noncontrolling interests	35,051	35,967	69,635	59,163
Income attributable to the Company	262,524	289,337	488,023	659,835
Current assets:
Cash and cash equivalents	585,857	677,378	585,857	677,378	688,040	457,292
Trade accounts receivable less allowance for doubtful accounts of $318,989 in 2013 and $328,893 in 2012	3,031,167		3,031,167		3,019,424
Accounts receivable from related parties	190,868		190,868		137,809
Inventories	1,055,099		1,055,099		1,036,809
Prepaid expenses and other current assets	994,777		994,777		937,761
Deferred tax asset, current	292,033		292,033		307,613
Total current assets	6,149,801		6,149,801		6,127,456
Property, plant and equipment, net	2,935,140		2,935,140		2,940,603
Intangible assets	681,264		681,264		710,116
Goodwill	11,468,599		11,468,599		11,421,889
Deferred tax asset, non-current	135,631		135,631		133,753
Total assets	22,328,347		22,328,347		22,325,998
Current liabilities:
Accounts payable	493,947		493,947		622,294
Accounts payable to related parties	199,285		199,285		123,350
Accrued expenses and other current liabilities	1,831,164		1,831,164		1,787,471
Short-term borrowings and other financial liabilities	115,322		115,322		117,850
Short Term Borrowings Due To Related Parties Current Acquisitions	59,364		59,364		3,973
Current portion of long-term debt and capital lease obligations	514,118		514,118		334,747
Income tax payable, current	154,938		154,938		150,003
Deferred tax liability, current	37,409		37,409		30,303
Total current liabilities	3,405,547		3,405,547		3,169,991
Total long-term debt less current maturities	7,657,012		7,657,012		7,785,740
Other liabilities	324,338		324,338		294,569
Pension liabilities	432,060		432,060		423,361
Income tax payable, non-current	205,438		205,438		201,642
Deferred tax liability, non-current	652,612		652,612		664,001
Total liabilities	12,677,007		12,677,007		12,595,478
Noncontrolling interests subject to put provisions	541,347		541,347		523,260
Company shareholders' equity	8,841,740		8,841,740		8,942,506
Minority interest	268,253		268,253		264,754
Total equity	9,109,993		9,109,993		9,207,260	8,061,017
Total liabilities and equity	22,328,347		22,328,347		22,325,998
Consolidated Statements of Comprehensive Income
Net Income	297,575	325,304	557,658	718,998
Other comprehensive income loss derivatives qualifying as hedges before tax	3,993	12,525	19,890	8,242
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	6,385	4,370	12,777	8,743
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(59,174)	(168,412)	(127,362)	(47,616)
Other comprehensive income loss tax	(3,232)	(4,977)	(9,914)	(23,958)
Other comprehensive income (loss), net of tax	(52,028)	(156,494)	(104,609)	(54,589)
Total comprehensive income	245,547	168,810	453,049	664,409
Comprehensive income attributable to noncontrolling interests	(34,715)	(35,212)	(67,317)	(59,249)
Comprehensive income attributable to the Company	210,832	133,598	385,732	605,160
FMCH [Member]
Other (income) expense:
Income attributable to the Company			364,149
Issuers [Member] | FMCH [Member]
Other (income) expense:
Interest, net				72,356
Issuers [Member] | FMC US Finance [Member]
Consolidated Statements of Income
Selling, general and administrative				0
Operating income				0
Other (income) expense:
Interest, net			(3,417)	(3,412)
Income before income taxes			3,417	3,412
Income tax expense			1,240	1,250
Net Income			2,177	2,162
Income attributable to the Company			2,177	2,162
Current assets:
Cash and cash equivalents	1	1	1	1	1
Accounts receivable from related parties	1,269,703		1,269,703		1,269,471
Total current assets	1,269,704		1,269,704		1,269,472
Total assets	1,269,704		1,269,704		1,269,472
Current liabilities:
Accounts payable to related parties					0
Accrued expenses and other current liabilities	29,771		29,771		29,771
Income tax payable, current					0
Total current liabilities	29,771		29,771		29,771
Total long-term debt less current maturities	1,169,932		1,169,932		1,172,397
Income tax payable, non-current	2,633		2,633
Total liabilities	1,202,336		1,202,336		1,204,281
Company shareholders' equity	67,368		67,368		65,191
Total equity	67,368		67,368		65,191
Total liabilities and equity	1,269,704		1,269,704		1,269,472
Consolidated Statements of Comprehensive Income
Net Income			2,177	2,162
Total comprehensive income			2,177
Comprehensive income attributable to the Company			2,177
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative			40,547	5,066
Operating income			(40,547)	(5,066)
Other (income) expense:
Interest, net			95,049	103,541
Other, net			(615,001)	(817,512)
Income before income taxes			479,405	708,905
Income tax expense			(8,618)	49,070
Net Income			488,023	659,835
Other comprehensive income loss derivatives qualifying as hedges before tax			14,431	(5,916)
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			65	15
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			27,707	26,112
Other comprehensive income loss tax			(4,162)	3,427
Income attributable to the Company			488,023	659,835
Current assets:
Cash and cash equivalents	4,932	88,425	4,932	88,425	78	2
Accounts receivable from related parties	1,816,703		1,816,703		2,257,445
Prepaid expenses and other current assets	104,662		104,662		72,022
Deferred tax asset, current					0
Total current assets	1,926,297		1,926,297		2,329,545
Property, plant and equipment, net	540		540		611
Intangible assets	690		690		584
Deferred tax asset, non-current	69,036		69,036		51,111
Other assets	12,780,039		12,780,039		12,675,998
Total assets	14,776,602		14,776,602		15,057,849
Current liabilities:
Accounts payable	659		659		1,935
Accounts payable to related parties	2,064,018		2,064,018		2,234,205
Accrued expenses and other current liabilities	45,648		45,648		27,530
Short-term borrowings and other financial liabilities	42		42		38
Current portion of long-term debt and capital lease obligations	280,629		280,629		207,160
Income tax payable, current	103,521		103,521		130,636
Total current liabilities	2,499,337		2,499,337		2,603,126
Total long-term debt less current maturities	207,763		207,763		285,049
Long term borrowings from related parties	3,185,549		3,185,549		3,212,455
Other liabilities	5,775		5,775		6,696
Pension liabilities	9,464		9,464		7,753
Income tax payable, non-current	26,974		26,974		264
Total liabilities	5,934,862		5,934,862		6,115,343
Company shareholders' equity	8,841,740		8,841,740		8,942,506
Total equity	8,841,740		8,841,740		8,942,506
Total liabilities and equity	14,776,602		14,776,602		15,057,849
Consolidated Statements of Comprehensive Income
Net Income			488,023	659,835
Other comprehensive income loss derivatives qualifying as hedges before tax			14,431	(5,916)
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			65	15
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			27,707	26,112
Other comprehensive income loss tax			(4,162)	3,427
Other comprehensive income (loss), net of tax			38,041	23,638
Total comprehensive income			526,064	683,473
Comprehensive income attributable to the Company			526,064	683,473
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue			1,006,662	928,262
Cost of revenues			663,055	587,675
Gross profit			343,607	340,587
Selling, general and administrative			106,983	104,788
Research and development			36,549	34,134
Operating income			200,075	201,665
Other (income) expense:
Interest, net			3,804	1,741
Other, net			164,333	130,561
Income before income taxes			31,938	69,363
Income tax expense			37,248	58,233
Net Income			(5,310)	11,130
Other comprehensive income loss derivatives qualifying as hedges before tax				(9)
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			1,267	186
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			(6,535)	18,886
Other comprehensive income loss tax			(369)	(51)
Income attributable to the Company			(5,310)	11,130
Current assets:
Cash and cash equivalents	595	427	595	427	501	144
Trade accounts receivable less allowance for doubtful accounts of $318,989 in 2013 and $328,893 in 2012	178,405		178,405		170,627
Accounts receivable from related parties	1,647,943		1,647,943		1,449,317
Inventories	293,332		293,332		271,039
Prepaid expenses and other current assets	46,298		46,298		27,693
Total current assets	2,166,573		2,166,573		1,919,177
Property, plant and equipment, net	215,429		215,429		206,873
Intangible assets	72,003		72,003		67,874
Goodwill	54,374		54,374		54,848
Deferred tax asset, non-current	7,645		7,645		10,123
Other assets	28,056		28,056		650,255
Total assets	2,544,080		2,544,080		2,909,150
Current liabilities:
Accounts payable	36,248		36,248		41,114
Accounts payable to related parties	730,076		730,076		491,525
Accrued expenses and other current liabilities	133,908		133,908		102,728
Deferred tax liability, current	9,638		9,638		8,126
Total current liabilities	909,870		909,870		643,493
Long term borrowings from related parties	651,161		651,161		657,284
Other liabilities	13,340		13,340		12,679
Pension liabilities	208,554		208,554		202,219
Total liabilities	1,782,925		1,782,925		1,515,675
Company shareholders' equity	761,155		761,155		1,393,475
Total equity	761,155		761,155		1,393,475
Total liabilities and equity	2,544,080		2,544,080		2,909,150
Consolidated Statements of Comprehensive Income
Net Income			(5,310)	11,130
Other comprehensive income loss derivatives qualifying as hedges before tax				(9)
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			1,267	186
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			(6,535)	18,886
Other comprehensive income loss tax			(369)	(51)
Other comprehensive income (loss), net of tax			(5,637)	19,012
Total comprehensive income			(10,947)	30,142
Comprehensive income attributable to the Company			(10,947)	30,142
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative			(55,685)	68,031
Operating income			55,685	(68,031)
Other (income) expense:
Interest, net			87,078
Other, net			(383,157)	(505,714)
Income before income taxes			351,764	365,327
Income tax expense			(12,385)	(55,383)
Net Income			364,149	420,710
Other comprehensive income loss derivatives qualifying as hedges before tax				11,725
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			11,335	8,536
Other comprehensive income loss tax			(4,472)	(7,993)
Income attributable to the Company				420,710
Current assets:
Accounts receivable from related parties	1,665,304		1,665,304		3,562,953
Prepaid expenses and other current assets	67		67		167
Total current assets	1,665,371		1,665,371		3,563,120
Other assets	12,140,029		12,140,029		11,766,104
Total assets	13,805,400		13,805,400		15,329,224
Current liabilities:
Accounts payable to related parties	1,597,911		1,597,911		1,598,852
Accrued expenses and other current liabilities	3,262		3,262		3,157
Current portion of long-term debt and capital lease obligations	200,000		200,000		100,000
Total current liabilities	1,801,173		1,801,173		1,702,009
Total long-term debt less current maturities					2,559,340
Long term borrowings from related parties	2,006,006		2,006,006		2,019,925
Other liabilities					110,637
Total liabilities	6,320,521		6,320,521		6,391,911
Company shareholders' equity	7,484,879		7,484,879		8,937,313
Total equity	7,484,879		7,484,879		8,937,313
Total liabilities and equity	13,805,400		13,805,400		15,329,224
Consolidated Statements of Comprehensive Income
Net Income			364,149	420,710
Other comprehensive income loss derivatives qualifying as hedges before tax				11,725
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			11,335	8,536
Other comprehensive income loss tax			(4,472)	(7,993)
Other comprehensive income (loss), net of tax			6,863	12,268
Total comprehensive income			371,012	432,978
Comprehensive income attributable to the Company			371,012	432,978
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue			7,664,410	7,183,245
Cost of revenues			5,719,837	5,317,223
Gross profit			1,944,573	1,866,022
Selling, general and administrative			1,057,633	836,598
Research and development			24,912	21,326
Operating income			862,028	1,008,098
Other (income) expense:
Interest, net			24,349	28,849
Gain on the sale of dialysis clinics			0
Income before income taxes			837,679	1,118,849
Income tax expense			285,430	394,507
Net Income			552,249	724,342
Other comprehensive income loss derivatives qualifying as hedges before tax			5,459	2,442
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			110	6
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			(154,567)	(94,106)
Other comprehensive income loss tax			(911)	(19,341)
Income attributable to the Company			552,249	724,342
Current assets:
Cash and cash equivalents	550,768	590,150	550,768	590,150	686,457	457,145
Trade accounts receivable less allowance for doubtful accounts of $318,989 in 2013 and $328,893 in 2012	2,852,762		2,852,762		2,848,797
Accounts receivable from related parties	4,471,651		4,471,651		4,398,630
Inventories	898,209		898,209		885,613
Prepaid expenses and other current assets	842,973		842,973		837,152
Deferred tax asset, current	291,134		291,134		311,280
Total current assets	9,907,497		9,907,497		9,967,929
Property, plant and equipment, net	2,839,566		2,839,566		2,856,000
Intangible assets	608,636		608,636		641,714
Goodwill	11,414,225		11,414,225		11,367,041
Deferred tax asset, non-current	123,080		123,080		131,452
Other assets	5,998,848		5,998,848		(4,751,531)
Total assets	30,891,852		30,891,852		20,212,605
Current liabilities:
Accounts payable	457,040		457,040		579,245
Accounts payable to related parties	6,525,218		6,525,218		8,663,240
Accrued expenses and other current liabilities	1,618,116		1,618,116		1,611,997
Short-term borrowings and other financial liabilities	115,280		115,280		117,812
Short Term Borrowings Due To Related Parties Current Acquisitions	59,364		59,364		3,973
Current portion of long-term debt and capital lease obligations	33,489		33,489		27,587
Income tax payable, current	41,548		41,548		19,367
Deferred tax liability, current	63,487		63,487		61,774
Total current liabilities	8,913,542		8,913,542		11,084,995
Total long-term debt less current maturities	6,993,976		6,993,976		7,020,190
Long term borrowings from related parties	7,433		7,433		64,530
Other liabilities	261,047		261,047		130,634
Pension liabilities	214,042		214,042		213,389
Income tax payable, non-current	42,109		42,109		52,684
Deferred tax liability, non-current	680,438		680,438		685,158
Total liabilities	17,112,587		17,112,587		19,251,580
Noncontrolling interests subject to put provisions	541,347		541,347		523,260
Company shareholders' equity	12,969,665		12,969,665		173,011
Minority interest	268,253		268,253		264,754
Total equity	13,237,918		13,237,918		437,765
Total liabilities and equity	30,891,852		30,891,852		20,212,605
Consolidated Statements of Comprehensive Income
Net Income			552,249	724,342
Other comprehensive income loss derivatives qualifying as hedges before tax			5,459	2,442
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			110	6
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			(154,567)	(94,106)
Other comprehensive income loss tax			(911)	(19,341)
Other comprehensive income (loss), net of tax			(149,909)	(110,999)
Total comprehensive income			402,340	613,343
Comprehensive income attributable to the Company			402,340	613,343
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue			(1,594,636)	(1,434,779)
Cost of revenues			(1,574,347)	(1,424,553)
Gross profit			(20,289)	(10,226)
Selling, general and administrative			19,568	34,649
Operating income			(39,689)	(44,875)
Other (income) expense:
Interest, net			417	0
Other, net			833,825	1,192,665
Income before income taxes			(873,931)	(1,237,540)
Income tax expense			(30,301)	(138,359)
Net Income			(843,630)	(1,099,181)
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			6,033	1,492
Less: Net income attributable to noncontrolling interests			69,635	59,163
Income attributable to the Company			(913,265)	(1,158,344)
Current assets:
Cash and cash equivalents	29,561		29,561			0
Accounts receivable from related parties	(10,680,436)		(10,680,436)		(12,800,007)
Inventories	(136,442)		(136,442)		(119,843)
Prepaid expenses and other current assets	777		777		727
Deferred tax asset, current	899		899		(3,667)
Total current assets	(10,785,641)		(10,785,641)		(12,921,787)
Property, plant and equipment, net	(120,395)		(120,395)		(122,881)
Deferred tax asset, non-current	(64,130)		(64,130)		(58,933)
Other assets	(29,989,060)		(29,989,060)		(19,348,645)
Total assets	(40,959,291)		(40,959,291)		(32,452,302)
Current liabilities:
Accounts payable to related parties	(10,717,938)		(10,717,938)		(12,864,472)
Accrued expenses and other current liabilities	459		459		12,288
Short Term Borrowings Due To Related Parties Current Acquisitions	0		0		0
Income tax payable, current	9,869		9,869
Deferred tax liability, current	(40,536)		(40,536)		(41,219)
Total current liabilities	(10,748,146)		(10,748,146)		(12,893,403)
Total long-term debt less current maturities	(3,216,171)		(3,216,171)		(3,251,236)
Long term borrowings from related parties	(5,850,149)		(5,850,149)		(5,898,020)
Other liabilities	32,346		32,346		33,923
Income tax payable, non-current	133,722		133,722		146,581
Deferred tax liability, non-current	(27,826)		(27,826)		(21,157)
Total liabilities	(19,676,224)		(19,676,224)		(21,883,312)
Company shareholders' equity	(21,283,067)		(21,283,067)		(10,568,990)
Total equity	(21,283,067)		(21,283,067)		(10,568,990)
Total liabilities and equity	(40,959,291)		(40,959,291)		(32,452,302)
Consolidated Statements of Comprehensive Income
Net Income			(843,630)	(1,099,181)
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			6,033	1,492
Other comprehensive income (loss), net of tax			6,033	1,492
Total comprehensive income			(837,597)	(1,097,689)
Comprehensive income attributable to noncontrolling interests			(67,317)	(59,249)
Comprehensive income attributable to the Company			$ (904,914)	$ (1,156,938)

Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Operating Activities:
Net Income	$ 297,575	$ 325,304	$ 557,658	$ 718,998
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			315,154	294,251
Change in deferred taxes, net			(6,570)	64,934
(Gain) loss on sale of fixed assets and investments			(6,254)	(32,974)
Stock Option Compensation Expense			12,777	12,949
Cash outflow from hedging			(4,028)	(14,074)
Investment gain	0	12,915	0	139,600
Dividend income from equity method investees			14,751	28,979
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(62,574)	(12,498)
Inventories, net			(34,265)	(64,821)
Prepaid expenses, other current and non-current assets			28,776	124,258
Accounts receivable from/payable to related parties			21,320	(18,758)
Accounts payable, accrued expenses and other current and non-current liabilities			(9,009)	17,328
Income tax payable			12,801	(47,012)
Net cash provided by (used in) operating activities			840,537	931,960
Investing Activities:
Purchases of property, plant and equipment			(333,642)	(277,423)
Proceeds from sale of property, plant and equipment			14,796	3,664
Disbursements of loans to related parties				0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(101,809)	(1,748,179)
Proceeds from divestitures			17,824	228,206
Net cash (used in) provided by investing activities			(402,831)	(1,793,732)
Financing Activities:
Short-term borrowings, net			939	15,334
Long-term debt and capital lease obligations, net			33,284	1,473,167
Increase (decrease) of accounts receivable securitization program			23,000	(82,500)
Proceeds from exercise of stock options			36,142	22,748
Payment of dividends [N]			(296,134)	(271,733)
Capital (decrease) increase				0
Distributions to noncontrolling interests			117,855	79,334
Contributions from noncontrolling interests			27,157	11,763
Treasury Stock Purchased			230,654	0
Net cash (used in) provided by financing activities			(524,121)	1,089,445
Effect of exchange rate changes on cash and cash equivalents			(15,768)	(7,587)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(102,183)	220,086
Cash and cash equivalents at beginning of period			688,040	457,292
Cash and cash equivalents at end of period	585,857	677,378	585,857	677,378
Issuers [Member]
Changes in assets and liabilities, net of amounts from businesses acquired:
Net cash provided by (used in) operating activities			2,287
Issuers [Member] | Total FMC-AG and Co. KGaA [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions				(532,403)
Issuers [Member] | FMC US Finance [Member]
Operating Activities:
Net Income			2,177	2,162
Changes in assets and liabilities, net of amounts from businesses acquired:
Accounts receivable from/payable to related parties			(410)	(4,127)
Accounts payable, accrued expenses and other current and non-current liabilities				0
Income tax payable			520	252
Net cash provided by (used in) operating activities				(1,713)
Financing Activities:
Long-term debt and capital lease obligations, net			(2,287)	1,713
Capital (decrease) increase				0
Net cash (used in) provided by financing activities			(2,287)	1,713
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents				0
Cash and cash equivalents at beginning of period			1
Cash and cash equivalents at end of period	1	1	1	1
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income			488,023	659,835
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			(331,592)
Depreciation and amortization			330	221
Change in deferred taxes, net			(19,248)	14,485
(Gain) loss on sale of fixed assets and investments			(12)	(40)
Stock Option Compensation Expense			12,777	12,949
Cash outflow from hedging			(4,028)	(1,334)
Dividend income from equity method investees			(22,691)	(36,785)
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets			10,768	120,331
Accounts receivable from/payable to related parties			286,966	(241,016)
Accounts payable, accrued expenses and other current and non-current liabilities			10,171	(812)
Income tax payable			729	(11,026)
Net cash provided by (used in) operating activities			477,575	60,643
Investing Activities:
Purchases of property, plant and equipment			(45)	(361)
Proceeds from sale of property, plant and equipment			17
Disbursements of loans to related parties			45,738	(45,917)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(23,076)	(1,627,403)
Proceeds from divestitures			0
Net cash (used in) provided by investing activities			22,634	(1,673,596)
Financing Activities:
Short-term borrowings, net			4	9,306
Long-term debt and capital lease obligations, net			354	1,943,267
Proceeds from exercise of stock options			32,210	19,471
Payment of dividends [N]			(296,134)	(271,733)
Treasury Stock Purchased			(230,654)
Net cash (used in) provided by financing activities			(494,220)	1,700,311
Effect of exchange rate changes on cash and cash equivalents			(1,135)	1,065
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			4,854	88,423
Cash and cash equivalents at beginning of period			78	2
Cash and cash equivalents at end of period	4,932	88,425	4,932	88,425
Guarantors [Member] | D GmbH [Member]
Operating Activities:
Net Income			(5,310)	11,130
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			24,691	23,540
Change in deferred taxes, net			3,651	5,121
(Gain) loss on sale of fixed assets and investments			(153)	20
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(11,574)	(13,554)
Inventories, net			(24,736)	(52,595)
Prepaid expenses, other current and non-current assets			(17,389)	(21,321)
Accounts receivable from/payable to related parties			68,660	66,759
Accounts payable, accrued expenses and other current and non-current liabilities			38,199	35,310
Net cash provided by (used in) operating activities			76,039	54,410
Investing Activities:
Purchases of property, plant and equipment			(39,394)	(31,912)
Proceeds from sale of property, plant and equipment			271	147
Disbursements of loans to related parties			0	82
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(1,943)	(488)
Net cash (used in) provided by investing activities			(41,066)	(32,171)
Financing Activities:
Short-term borrowings, net			(34,873)	(21,944)
Net cash (used in) provided by financing activities			(34,873)	(21,944)
Effect of exchange rate changes on cash and cash equivalents			(6)	(12)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			94	283
Cash and cash equivalents at beginning of period			501	144
Cash and cash equivalents at end of period	595	427	595	427
Guarantors [Member] | FMCH [Member]
Operating Activities:
Net Income			364,149	420,710
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			(383,157)	(505,714)
Depreciation and amortization				0
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets			(53,403)	73,363
Accounts receivable from/payable to related parties			57,847	70,910
Accounts payable, accrued expenses and other current and non-current liabilities			106	3,822
Income tax payable			(12,385)	(55,383)
Net cash provided by (used in) operating activities			(26,843)	7,708
Investing Activities:
Disbursements of loans to related parties			28,419	513,595
Net cash (used in) provided by investing activities			28,419	513,595
Financing Activities:
Short-term borrowings, net				0
Long-term debt and capital lease obligations, net			1,730,386	(521,303)
Capital (decrease) increase			(1,731,962)	0
Net cash (used in) provided by financing activities			(1,576)	(521,303)
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income			552,249	724,342
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			305,236	284,698
Change in deferred taxes, net			18,363	48,162
(Gain) loss on sale of fixed assets and investments			(6,089)	(32,954)
Cash outflow from hedging				15,408
Dividend income from equity method investees			7,940	7,806
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(51,000)	1,056
Inventories, net			(29,542)	(19,998)
Prepaid expenses, other current and non-current assets			60,215	(47,295)
Accounts receivable from/payable to related parties			(462,322)	36,203
Accounts payable, accrued expenses and other current and non-current liabilities			(53,631)	(19,087)
Income tax payable			(1,376)	54,560
Net cash provided by (used in) operating activities			324,163	866,873
Investing Activities:
Purchases of property, plant and equipment			(311,089)	(262,701)
Proceeds from sale of property, plant and equipment			14,508	3,477
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(100,883)	(1,747,201)
Proceeds from divestitures			17,824
Net cash (used in) provided by investing activities			(379,640)	(1,778,219)
Financing Activities:
Short-term borrowings, net			35,808	27,972
Long-term debt and capital lease obligations, net			(1,769,326)	(418,270)
Increase (decrease) of accounts receivable securitization program			23,000	(82,500)
Proceeds from exercise of stock options			3,932	3,277
Payment of dividends [N]			(1,665)	0
Capital (decrease) increase			1,733,364	1,590,083
Distributions to noncontrolling interests			117,855	(79,334)
Contributions from noncontrolling interests			27,157	11,763
Net cash (used in) provided by financing activities			(65,585)	1,052,991
Effect of exchange rate changes on cash and cash equivalents			(14,627)	(8,640)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(135,689)	133,005
Cash and cash equivalents at beginning of period			686,457	457,145
Cash and cash equivalents at end of period	550,768	590,150	550,768	590,150
Combining Adjustment [Member]
Operating Activities:
Net Income			(843,630)	(1,099,181)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			714,749	1,038,117
Depreciation and amortization			(15,103)	(14,208)
Change in deferred taxes, net			(9,336)	(2,834)
Changes in assets and liabilities, net of amounts from businesses acquired:
Inventories, net			20,013	7,772
Prepaid expenses, other current and non-current assets			28,585	(820)
Accounts receivable from/payable to related parties			70,579	52,513
Accounts payable, accrued expenses and other current and non-current liabilities			(3,854)	(1,905)
Income tax payable			25,313	(35,415)
Net cash provided by (used in) operating activities			(12,684)	(55,961)
Investing Activities:
Purchases of property, plant and equipment			16,886	17,551
Disbursements of loans to related parties			(74,157)	(467,760)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			24,093	1,626,913
Net cash (used in) provided by investing activities			(33,178)	1,176,659
Financing Activities:
Long-term debt and capital lease obligations, net			74,157	467,760
Payment of dividends [N]			1,665	0
Capital (decrease) increase			(1,402)	(1,590,083)
Net cash (used in) provided by financing activities			74,420	(1,122,323)
Effect of exchange rate changes on cash and cash equivalents				0
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			28,558	(1,625)
Cash and cash equivalents at beginning of period				0
Cash and cash equivalents at end of period	$ 29,561		$ 29,561